UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: January 31, 2027

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report: July 31, 2026

Government Fund

SEI Daily Income Trust/Institutional Class Shares - SEOXX

Fund Overview

This semi-annual shareholder report contains important information about Institutional Class Shares of the Government Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Institutional Class Shares	$10	0.20%

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$5,860,790	157	$2,085

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligations	30.0%
Repurchase Agreements	30.5%
U.S. Treasury Obligations	32.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BNP Paribas	3.640%	08/03/26	5.1%
FHLB	0.000%	09/16/26	4.6%
J.P. Morgan Securities	3.640%	08/03/26	3.4%
MUFG Securities Americas	3.640%	08/03/26	3.4%
Natixis S.A.	3.640%	08/03/26	3.4%
U.S. Treasury Bills	3.674%	09/03/26	3.2%
U.S. Treasury Bills	3.641%	08/11/26	3.1%
U.S. Treasury Bills	3.609%	08/20/26	2.8%
Goldman Sachs	3.640%	08/03/26	2.6%
Mizuho Securities	3.650%	08/03/26	2.6%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEOXX-SAR-2026

Semi-Annual Shareholder Report: July 31, 2026

Government Fund

SEI Daily Income Trust/Admin Class Shares - GFAXX

Fund Overview

This semi-annual shareholder report contains important information about Admin Class Shares of the Government Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Admin Class Shares	$17	0.35%

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$5,860,790	157	$2,085

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligations	30.0%
Repurchase Agreements	30.5%
U.S. Treasury Obligations	32.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BNP Paribas	3.640%	08/03/26	5.1%
FHLB	0.000%	09/16/26	4.6%
J.P. Morgan Securities	3.640%	08/03/26	3.4%
MUFG Securities Americas	3.640%	08/03/26	3.4%
Natixis S.A.	3.640%	08/03/26	3.4%
U.S. Treasury Bills	3.674%	09/03/26	3.2%
U.S. Treasury Bills	3.641%	08/11/26	3.1%
U.S. Treasury Bills	3.609%	08/20/26	2.8%
Goldman Sachs	3.640%	08/03/26	2.6%
Mizuho Securities	3.650%	08/03/26	2.6%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

GFAXX-SAR-2026

Semi-Annual Shareholder Report: July 31, 2026

Government Fund

SEI Daily Income Trust/Wealth Class Shares - AABXX

Fund Overview

This semi-annual shareholder report contains important information about Wealth Class Shares of the Government Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Wealth Class Shares	$17	0.35%

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$5,860,790	157	$2,085

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligations	30.0%
Repurchase Agreements	30.5%
U.S. Treasury Obligations	32.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BNP Paribas	3.640%	08/03/26	5.1%
FHLB	0.000%	09/16/26	4.6%
J.P. Morgan Securities	3.640%	08/03/26	3.4%
MUFG Securities Americas	3.640%	08/03/26	3.4%
Natixis S.A.	3.640%	08/03/26	3.4%
U.S. Treasury Bills	3.674%	09/03/26	3.2%
U.S. Treasury Bills	3.641%	08/11/26	3.1%
U.S. Treasury Bills	3.609%	08/20/26	2.8%
Goldman Sachs	3.640%	08/03/26	2.6%
Mizuho Securities	3.650%	08/03/26	2.6%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

AABXX-SAR-2026

Semi-Annual Shareholder Report: July 31, 2026

Government II Fund

SEI Daily Income Trust/Class F Shares - TCGXX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Government II Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government II Fund, Class F Shares	$10	0.20%

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$1,035,538	128	$265

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligations	30.3%
U.S. Treasury Obligations	70.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	3.635%	08/11/26	11.3%
U.S. Treasury Bills	3.626%	08/04/26	9.9%
U.S. Treasury Bills	3.618%	08/20/26	6.2%
FHLB	0.000%	09/16/26	5.0%
U.S. Treasury Bills	3.714%	09/03/26	4.8%
U.S. Treasury Bills	3.630%	08/25/26	4.8%
FHLB	0.000%	10/01/26	4.8%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.057%	10/31/26	4.5%
U.S. Treasury Notes, USBMMY3M + 0.098%	3.950%	01/31/27	2.5%
U.S. Treasury Bills	3.564%	12/24/26	2.1%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TCGXX-SAR-2026

Semi-Annual Shareholder Report: July 31, 2026

Treasury II Fund

SEI Daily Income Trust/Class F Shares - SCPXX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Treasury II Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury II Fund, Class F Shares	$10	0.20%

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$1,281,426	51	$278

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	106.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	3.635%	08/11/26	17.6%
U.S. Treasury Bills	3.638%	08/20/26	10.1%
U.S. Treasury Bills	3.714%	08/25/26	9.7%
U.S. Treasury Bills	3.683%	09/03/26	7.5%
U.S. Treasury Bills	2.037%	09/01/26	7.0%
U.S. Treasury Bills	3.613%	08/04/26	6.6%
U.S. Treasury Bills	3.671%	09/15/26	5.0%
U.S. Treasury Bills	3.632%	08/06/26	4.4%
U.S. Treasury Notes, USBMMY3M + 0.098%	3.950%	01/31/27	4.2%
U.S. Treasury Bills	0.000%	09/29/26	3.5%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SCPXX-SAR-2026

Semi-Annual Shareholder Report: July 31, 2026

Ultra Short Duration Bond Fund

SEI Daily Income Trust/Class F Shares - SECPX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class F Shares	$19	0.38%

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$205,261	453	$97	35%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Municipal Bonds	1.5%
Commercial Paper	1.8%
Repurchase Agreement	4.9%
U.S. Treasury Obligations	12.5%
Mortgage-Backed Securities	14.8%
Asset-Backed Securities	30.8%
Corporate Obligations	32.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	05/31/28	3.7%
U.S. Treasury Notes	3.500%	12/15/28	2.4%
U.S. Treasury Notes	4.250%	02/15/28	1.5%
U.S. Treasury Bills	3.935%	06/10/27	1.5%
U.S. Treasury Notes	4.000%	05/31/28	1.4%
U.S. Treasury Notes	3.375%	12/31/27	1.3%
Morgan Stanley, SOFR + 1.590%	5.164%	04/20/29	1.0%
JPMorgan Chase, SOFR + 0.765%	1.470%	09/22/27	0.9%
Synchrony Card Funding LLC, Ser 2024-A2, Cl A	4.930%	07/15/30	0.8%
American Express, SOFR + 0.581%	4.009%	02/09/29	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SECPX-SAR-2026

Semi-Annual Shareholder Report: July 31, 2026

Ultra Short Duration Bond Fund

SEI Daily Income Trust/Class Y Shares - SECYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class Y Shares	$15	0.30%

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$205,261	453	$97	35%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Municipal Bonds	1.5%
Commercial Paper	1.8%
Repurchase Agreement	4.9%
U.S. Treasury Obligations	12.5%
Mortgage-Backed Securities	14.8%
Asset-Backed Securities	30.8%
Corporate Obligations	32.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	05/31/28	3.7%
U.S. Treasury Notes	3.500%	12/15/28	2.4%
U.S. Treasury Notes	4.250%	02/15/28	1.5%
U.S. Treasury Bills	3.935%	06/10/27	1.5%
U.S. Treasury Notes	4.000%	05/31/28	1.4%
U.S. Treasury Notes	3.375%	12/31/27	1.3%
Morgan Stanley, SOFR + 1.590%	5.164%	04/20/29	1.0%
JPMorgan Chase, SOFR + 0.765%	1.470%	09/22/27	0.9%
Synchrony Card Funding LLC, Ser 2024-A2, Cl A	4.930%	07/15/30	0.8%
American Express, SOFR + 0.581%	4.009%	02/09/29	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SECYX-SAR-2026

Semi-Annual Shareholder Report: July 31, 2026

Short-Duration Government Fund

SEI Daily Income Trust/Class F Shares - TCSGX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Short-Duration Government Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class F Shares	$24	0.48%

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$587,824	385	$283	15%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Repurchase Agreement	5.8%
U.S. Treasury Obligations	27.5%
Mortgage-Backed Securities	70.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	08/31/27	8.0%
U.S. Treasury Notes	3.875%	07/15/28	7.9%
U.S. Treasury Notes	3.500%	10/15/28	5.6%
U.S. Treasury Notes	3.750%	04/15/28	4.0%
FNMA or FHLMC	5.500%	08/15/2041 - 08/15/2056	3.7%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.4%
U.S. Treasury Notes	3.625%	08/15/28	2.0%
Seasoned Loans Structured Transaction Trust, Ser 2023-1, Cl A12	3.250%	10/25/33	1.6%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.2%
FNMA REMIC, Ser 2024-41, Cl DA	5.500%	12/25/51	1.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TCSGX-SAR-2026

Semi-Annual Shareholder Report: July 31, 2026

Short-Duration Government Fund

SEI Daily Income Trust/Class Y Shares - SDGFX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Short-Duration Government Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class Y Shares	$16	0.32%

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$587,824	385	$283	15%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Repurchase Agreement	5.8%
U.S. Treasury Obligations	27.5%
Mortgage-Backed Securities	70.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	08/31/27	8.0%
U.S. Treasury Notes	3.875%	07/15/28	7.9%
U.S. Treasury Notes	3.500%	10/15/28	5.6%
U.S. Treasury Notes	3.750%	04/15/28	4.0%
FNMA or FHLMC	5.500%	08/15/2041 - 08/15/2056	3.7%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.4%
U.S. Treasury Notes	3.625%	08/15/28	2.0%
Seasoned Loans Structured Transaction Trust, Ser 2023-1, Cl A12	3.250%	10/25/33	1.6%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.2%
FNMA REMIC, Ser 2024-41, Cl DA	5.500%	12/25/51	1.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SDGFX-SAR-2026

Semi-Annual Shareholder Report: July 31, 2026

GNMA Fund

SEI Daily Income Trust/Class F Shares - SEGMX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the GNMA Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class F Shares	$31	0.63%

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,620	235	$5	13%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Repurchase Agreement	3.1%
Mortgage-Backed Securities	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
GNMA	2.000%	08/20/50	6.8%
GNMA	4.000%	09/20/42	4.9%
GNMA	3.000%	12/20/50	4.9%
GNMA	3.500%	06/20/47	3.7%
GNMA	2.000%	08/15/56	3.3%
GNMA	4.500%	01/20/46	3.3%
GNMA	2.500%	08/20/50	3.1%
GNMA, Ser 2016-136, Cl PJ	3.500%	01/20/46	3.0%
GNMA	2.500%	06/20/50	2.9%
GNMA	3.875%	05/15/42	2.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEGMX-SAR-2026

Semi-Annual Shareholder Report: July 31, 2026

GNMA Fund

SEI Daily Income Trust/Class Y Shares - SGMYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the GNMA Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class Y Shares	$19	0.38%

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,620	235	$5	13%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Repurchase Agreement	3.1%
Mortgage-Backed Securities	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
GNMA	2.000%	08/20/50	6.8%
GNMA	4.000%	09/20/42	4.9%
GNMA	3.000%	12/20/50	4.9%
GNMA	3.500%	06/20/47	3.7%
GNMA	2.000%	08/15/56	3.3%
GNMA	4.500%	01/20/46	3.3%
GNMA	2.500%	08/20/50	3.1%
GNMA, Ser 2016-136, Cl PJ	3.500%	01/20/46	3.0%
GNMA	2.500%	06/20/50	2.9%
GNMA	3.875%	05/15/42	2.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SGMYX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

July 31, 2026

Semi-Annual Financials and Other Information

SEI Daily Income Trust

Government Fund

Government II Fund

Treasury II Fund

Ultra Short Duration Bond Fund

Short-Duration Government Fund

GNMA Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	38
Financial Highlights	42
Notes to Financial Statements	44
Other Information (Form N-CSRS Items 8-11)	58

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Government Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 32.3%
U.S. Treasury Bills (A)
3.701%, 08/06/2026	$14,586	$14,579
3.641%, 08/11/2026	179,960	179,780
3.563%, 08/13/2026	90,700	90,594
3.664%, 08/18/2026	10,000	9,983
3.609%, 08/20/2026	165,330	165,019
3.657%, 08/27/2026	4,900	4,887
3.674%, 09/03/2026	187,100	186,485
3.599%, 09/10/2026	47,800	47,612
3.659%, 09/15/2026	25,450	25,335
3.679%, 10/06/2026	60,157	59,756
3.682%, 10/08/2026	19,580	19,446
3.715%, 10/20/2026	28,310	28,079
3.802%, 11/03/2026	5,600	5,545
3.682%, 11/12/2026	14,840	14,686
3.792%, 11/17/2026	84,200	83,254
3.750%, 12/17/2026	47,300	46,633
3.612%, 12/24/2026	64,860	63,944
3.916%, 12/31/2026	47,500	46,730
3.906%, 01/07/2027	27,540	27,074
3.937%, 01/14/2027	57,582	56,557
3.511%, 01/21/2027	80,614	79,301
4.025%, 01/28/2027	115,400	113,124
3.506%, 02/18/2027	6,800	6,671
3.612%, 03/18/2027	60,600	59,257
U.S. Treasury Notes
4.125%, 10/31/2026	3,013	3,016
4.057%, USBMMY3M + 0.205%, 10/31/2026 (B)	20,480	20,480
4.250%, 11/30/2026	19,878	19,919
4.250%, 12/31/2026	2,700	2,707
4.000%, 01/15/2027	6,000	6,012
4.125%, 02/28/2027	69,800	70,022
4.250%, 03/15/2027	24,800	24,908
3.875%, 03/31/2027	25,600	25,653
2.500%, 03/31/2027	6,800	6,755
3.750%, 04/30/2027	8,170	8,172
2.750%, 04/30/2027	5,110	5,074
3.875%, 05/31/2027	11,690	11,699
2.625%, 05/31/2027	7,140	7,074
0.500%, 05/31/2027	7,000	6,813
3.750%, 06/30/2027	30,284	30,237
3.250%, 06/30/2027	9,500	9,444
4.011%, USBMMY3M + 0.159%, 07/31/2027 (B)	124,708	124,690
4.042%, USBMMY3M + 0.190%, 10/31/2027 (B)	44,901	44,912
3.955%, USBMMY3M + 0.103%, 04/30/2028 (B)	32,550	32,563
Total U.S. Treasury Obligations
(Cost $1,894,481) ($ Thousands)		1,894,481
Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.0%
FFCB
3.690%, SOFR + 0.040%, 10/20/2026 (B)	$40,270	$40,270
3.695%, SOFR + 0.045%, 11/06/2026 (B)	12,140	12,140
3.685%, SOFR + 0.035%, 11/19/2026 (B)	2,374	2,374
3.785%, SOFR + 0.135%, 12/23/2026 (B)	4,400	4,400
3.790%, SOFR + 0.140%, 12/30/2026 (B)	4,100	4,100
3.690%, SOFR + 0.040%, 01/20/2027 (B)	17,665	17,665
3.735%, SOFR + 0.085%, 01/27/2027 (B)	5,669	5,669
3.725%, SOFR + 0.075%, 02/01/2027 (B)	14,700	14,700
3.715%, SOFR + 0.065%, 03/05/2027 (B)	71,235	71,235
3.715%, SOFR + 0.065%, 03/26/2027 (B)	5,545	5,545
3.695%, SOFR + 0.045%, 04/19/2027 (B)	2,530	2,530
3.690%, SOFR + 0.040%, 05/10/2027 (B)	12,660	12,660
3.705%, SOFR + 0.055%, 05/24/2027 (B)	6,665	6,665
3.695%, SOFR + 0.045%, 05/24/2027 (B)	7,885	7,885
3.710%, SOFR + 0.060%, 07/23/2027 (B)	4,580	4,580
3.710%, SOFR + 0.060%, 09/13/2027 (B)	4,325	4,325
3.780%, SOFR + 0.130%, 10/22/2027 (B)	3,258	3,258
3.760%, SOFR + 0.110%, 11/19/2027 (B)	6,410	6,410
3.750%, SOFR + 0.100%, 11/22/2027 (B)	3,100	3,100
3.730%, SOFR + 0.080%, 11/23/2027 (B)	1,830	1,830
3.740%, SOFR + 0.090%, 02/09/2028 (B)	4,120	4,120
3.740%, SOFR + 0.090%, 02/11/2028 (B)	34,970	34,970
3.725%, SOFR + 0.075%, 02/11/2028 (B)	3,650	3,650
3.735%, SOFR + 0.085%, 03/16/2028 (B)	6,900	6,900
3.735%, SOFR + 0.085%, 03/24/2028 (B)	17,345	17,345
3.735%, SOFR + 0.085%, 04/10/2028 (B)	3,625	3,625

SEI Daily Income Trust	1

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Government Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.735%, SOFR + 0.085%, 05/19/2028 (B)	$6,340	$6,340
FHLB
3.660%, SOFR + 0.010%, 08/04/2026 (B)	14,525	14,525
3.660%, SOFR + 0.010%, 08/18/2026 (B)	3,000	3,000
3.660%, SOFR + 0.010%, 08/19/2026 (B)	7,545	7,545
3.665%, SOFR + 0.015%, 08/20/2026 (B)	6,300	6,300
3.660%, SOFR + 0.010%, 08/21/2026 (B)	54,120	54,120
3.660%, SOFR + 0.010%, 08/24/2026 (B)	7,760	7,760
3.660%, SOFR + 0.010%, 08/25/2026 (B)	13,200	13,200
3.660%, SOFR + 0.010%, 08/27/2026 (B)	11,800	11,800
3.660%, SOFR + 0.010%, 09/01/2026 (B)	13,200	13,199
3.665%, SOFR + 0.015%, 09/03/2026 (B)	14,525	14,525
3.660%, SOFR + 0.010%, 09/04/2026 (B)	47,900	47,899
3.660%, SOFR + 0.010%, 09/08/2026 (B)	22,700	22,700
3.670%, SOFR + 0.020%, 09/11/2026 (B)	17,800	17,800
3.665%, SOFR + 0.015%, 09/23/2026 (B)	13,850	13,850
3.665%, SOFR + 0.015%, 10/06/2026 (B)	22,700	22,700
3.670%, SOFR + 0.020%, 10/07/2026 (B)	26,115	26,115
3.670%, SOFR + 0.020%, 10/13/2026 (B)	13,195	13,195
3.670%, SOFR + 0.020%, 10/14/2026 (B)	6,790	6,790
3.670%, SOFR + 0.020%, 10/21/2026 (B)	9,510	9,510
3.670%, SOFR + 0.020%, 10/23/2026 (B)	11,115	11,115
3.670%, SOFR + 0.020%, 10/26/2026 (B)	20,775	20,775
3.675%, SOFR + 0.025%, 10/29/2026 (B)	13,235	13,235
3.680%, SOFR + 0.030%, 11/03/2026 (B)	10,200	10,200
3.675%, SOFR + 0.025%, 11/03/2026 (B)	13,600	13,600
3.680%, SOFR + 0.030%, 11/04/2026 (B)	26,700	26,700
Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.675%, SOFR + 0.025%, 11/12/2026 (B)	$18,745	$18,745
3.685%, SOFR + 0.035%, 11/17/2026 (B)	12,850	12,850
3.675%, SOFR + 0.025%, 11/18/2026 (B)	13,685	13,685
3.675%, SOFR + 0.025%, 11/19/2026 (B)	9,695	9,695
3.680%, SOFR + 0.030%, 11/23/2026 (B)	29,055	29,055
3.680%, SOFR + 0.030%, 11/30/2026 (B)	46,845	46,845
3.690%, SOFR + 0.040%, 12/01/2026 (B)	6,700	6,700
3.680%, SOFR + 0.030%, 12/09/2026 (B)	12,680	12,680
3.680%, SOFR + 0.030%, 12/11/2026 (B)	12,495	12,495
3.690%, SOFR + 0.040%, 12/14/2026 (B)	17,860	17,860
3.690%, SOFR + 0.040%, 12/21/2026 (B)	12,850	12,850
3.690%, SOFR + 0.040%, 12/22/2026 (B)	12,850	12,850
3.695%, SOFR + 0.045%, 12/28/2026 (B)	19,100	19,100
3.680%, SOFR + 0.030%, 01/04/2027 (B)	6,700	6,700
3.500%, 01/11/2027	42,030	42,000
3.700%, SOFR + 0.050%, 01/25/2027 (B)	12,720	12,720
3.690%, SOFR + 0.040%, 01/28/2027 (B)	13,235	13,235
3.695%, SOFR + 0.045%, 01/29/2027 (B)	12,965	12,965
3.705%, SOFR + 0.055%, 02/24/2027 (B)	6,355	6,355
3.690%, SOFR + 0.040%, 02/25/2027 (B)	23,490	23,490
3.750%, SOFR + 0.100%, 03/18/2027 (B)	15,945	15,945
3.715%, SOFR + 0.065%, 03/25/2027 (B)	12,670	12,670
3.847%, 04/09/2027	28,900	28,900
3.735%, SOFR + 0.085%, 05/17/2027 (B)	9,610	9,610
3.725%, SOFR + 0.075%, 01/24/2028 (B)	15,800	15,800
3.740%, SOFR + 0.090%, 05/12/2028 (B)	5,410	5,410
3.770%, SOFR + 0.120%, 07/24/2028 (B)	12,960	12,960
FHLB DN (C)
0.000%, 08/17/2026	12,200	12,180

2	SEI Daily Income Trust

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
0.000%, 08/19/2026	$44,615	$44,533
0.000%, 08/21/2026	2,600	2,595
0.000%, 08/28/2026	3,400	3,391
0.000%, 09/14/2026	22,400	22,304
0.000%, 09/15/2026	14,300	14,235
0.000%, 09/16/2026	272,585	271,311
0.000%, 12/31/2026	21,370	21,047
FHLMC
3.765%, SOFR + 0.115%, 05/05/2027 (B)	9,700	9,700
FNMA
3.785%, SOFR + 0.135%, 08/21/2026 (B)	22,700	22,700
3.790%, SOFR + 0.140%, 10/23/2026 (B)	21,730	21,730
3.790%, SOFR + 0.140%, 11/20/2026 (B)	24,900	24,900
3.790%, SOFR + 0.140%, 12/11/2026 (B)	19,900	19,900
3.730%, SOFR + 0.080%, 01/07/2028 (B)	34,175	34,177
3.735%, SOFR + 0.085%, 03/06/2028 (B)	14,100	14,100
3.735%, SOFR + 0.085%, 04/06/2028 (B)	26,300	26,300
3.740%, SOFR + 0.090%, 05/08/2028 (B)	15,170	15,170
Total U.S. Government Agency Obligations
(Cost $1,754,892) ($ Thousands)		1,754,892

REPURCHASE AGREEMENTS(D) — 30.5%
Barclays Bank
3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $50,015,167 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $44,450,500, 0.000% - 4.125%, 1/31/2027 - 2/15/2044, with a total market value of $51,000,049)	50,000	50,000
BNP Paribas
3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $300,091,000 (collateralized by U.S. Treasury Obligations, ranging in par value $13 - $145,196,200, 0.000% - 4.750%, 2/18/2027 - 8/15/2055, with a total market value of $306,000,000)	300,000	300,000
Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(D) (continued)
BOFA Securities
3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $100,030,417 (collateralized by GNMA Obligations, ranging in par value $1,000 - $124,022,783, 1.570% - 7.000%, 11/20/2026 - 10/20/2071, with a total market value of $102,000,001)	$100,000	$100,000
Citigroup Global Markets
3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $100,030,333 (collateralized by a U.S. Treasury Obligation, par value $103,654,000, 5.000%, 5/15/2046, with a total market value of $102,000,092)	100,000	100,000
Citigroup Global Markets
3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $100,030,417 (collateralized by GNMA Obligations, ranging in par value $18,000 - $509,561,000, 3.000% - 8.000%, 10/15/2029 - 7/20/2056, with a total market value of $102,000,001)	100,000	100,000
Goldman Sachs
3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $150,045,500 (collateralized by U.S. Treasury Obligations, ranging in par value $0 - $237,536,000, 0.000% - 4.750%, 2/15/2027 - 11/15/2055, with a total market value of $153,000,000)	150,000	150,000
Goldman Sachs
3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $110,033,458 (collateralized by GNMA Obligations, ranging in par value $3,532 - $100,286,400, 0.000% - 6.000%, 2/28/2029 - 4/15/2064, with a total market value of $112,200,000)	110,000	110,000
J.P. Morgan Securities
3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $200,060,667 (collateralized by a U.S. Treasury Obligation, par value $207,728,600, 3.500%, 1/15/2029, with a total market value of $204,000,025)	200,000	200,000

SEI Daily Income Trust	3

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Government Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(D) (continued)
Mizuho Securities
3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $150,045,625 (collateralized by U.S. Treasury Obligations, ranging in par value $200 - $100,951,800, 1.625% - 4.125%, 9/30/2026 - 7/31/2031, with a total market value of $153,000,064)	$150,000	$150,000
MUFG Securities Americas
3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $200,060,667 (collateralized by U.S. Treasury Obligations, ranging in par value $200 - $108,202,000, 0.000% - 4.625%, 8/11/2026 - 2/15/2036, with a total market value of $204,000,049)	200,000	200,000
Natixis S.A.
3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $200,060,667 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $40,409,100, 0.000% - 5.000%, 9/3/2026 - 5/15/2056, with a total market value of $204,000,062)	200,000	200,000
TD Securities
3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $67,020,379 (collateralized by GNMA Obligations, ranging in par value $4,660,440 - $20,046,430, 5.000% - 6.000%, 9/20/2055 - 7/20/2056, with a total market value of $68,340,001)	67,000	67,000
TD Securities
3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $10,003,033 (collateralized by a U.S. Treasury Obligation, par value $13,199,700, 3.625%, 5/15/2053, with a total market value of $10,200,001)	10,000	10,000
Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(D) (continued)
The Bank of Nova Scotia
3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $50,015,167 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $25,252,600, 0.750% - 4.625%, 9/15/2027 - 2/15/2054, with a total market value of $51,015,488)	$50,000	$50,000

Total Repurchase Agreements
(Cost $1,787,000) ($ Thousands)		1,787,000

Total Investments — 92.8%
(Cost $5,436,373) ($ Thousands)		$5,436,373

Percentages are based on a Net Assets of $5,860,790 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Zero coupon security.
(D)	Tri-Party Repurchase Agreement.

As of July 31, 2026, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

4	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Government II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 70.0%
U.S. Treasury Bills (A)
3.626%, 08/04/2026	$103,000	$102,969
3.690%, 08/06/2026	3,954	3,952
3.635%, 08/11/2026	117,100	116,983
3.563%, 08/13/2026	17,200	17,180
3.664%, 08/18/2026	8,000	7,986
3.618%, 08/20/2026	64,430	64,308
3.630%, 08/25/2026	50,000	49,879
3.656%, 08/27/2026	900	898
3.714%, 09/03/2026	50,326	50,159
3.661%, 09/08/2026	5,000	4,981
3.654%, 09/10/2026	8,000	7,968
3.720%, 10/01/2026	15,200	15,105
3.679%, 10/06/2026	11,455	11,379
3.682%, 10/08/2026	4,836	4,803
3.715%, 10/20/2026	5,410	5,366
3.802%, 11/03/2026	1,200	1,188
3.682%, 11/12/2026	2,930	2,900
3.792%, 11/17/2026	17,000	16,809
3.750%, 12/17/2026	9,100	8,972
3.564%, 12/24/2026	22,004	21,698
3.916%, 12/31/2026	9,600	9,444
3.906%, 01/07/2027	6,295	6,189
3.937%, 01/14/2027	11,813	11,603
3.511%, 01/21/2027	16,580	16,310
3.506%, 02/18/2027	1,300	1,275
3.612%, 03/18/2027	11,800	11,538
U.S. Treasury Notes
4.125%, 10/31/2026	714	715
4.057%, USBMMY3M + 0.205%, 10/31/2026 (B)	46,450	46,453
4.250%, 11/30/2026	3,735	3,743
4.250%, 12/31/2026	3,760	3,771
4.000%, 01/15/2027	1,100	1,102
3.950%, USBMMY3M + 0.098%, 01/31/2027 (B)	25,965	25,965
4.125%, 02/28/2027	12,300	12,339
4.250%, 03/15/2027	4,500	4,520
3.875%, 03/31/2027	2,500	2,506
3.750%, 04/30/2027	3,040	3,040
2.750%, 04/30/2027	970	963
3.875%, 05/31/2027	2,300	2,302
2.625%, 05/31/2027	1,390	1,377
0.500%, 05/31/2027	1,300	1,265
3.750%, 06/30/2027	5,908	5,899
3.250%, 06/30/2027	1,800	1,789
4.011%, USBMMY3M + 0.159%, 07/31/2027 (B)	12,164	12,160
4.042%, USBMMY3M + 0.190%, 10/31/2027 (B)	12,431	12,435
3.951%, USBMMY3M + 0.099%, 01/31/2028 (B)	3,200	3,200
Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.955%, USBMMY3M + 0.103%, 04/30/2028 (B)	$7,850	$7,853

Total U.S. Treasury Obligations
(Cost $725,239) ($ Thousands)		725,239

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.3%
FFCB
3.685%, SOFR + 0.035%, 11/19/2026 (B)	431	431
3.790%, SOFR + 0.140%, 11/25/2026 (B)	3,390	3,390
3.785%, SOFR + 0.135%, 12/23/2026 (B)	10,000	10,000
3.790%, SOFR + 0.140%, 12/30/2026 (B)	1,000	1,000
3.690%, SOFR + 0.040%, 01/20/2027 (B)	3,255	3,255
3.735%, SOFR + 0.085%, 01/27/2027 (B)	1,357	1,357
3.725%, SOFR + 0.075%, 02/01/2027 (B)	3,400	3,400
3.715%, SOFR + 0.065%, 03/26/2027 (B)	1,485	1,485
3.695%, SOFR + 0.045%, 04/19/2027 (B)	470	470
3.690%, SOFR + 0.040%, 05/10/2027 (B)	2,720	2,720
3.705%, SOFR + 0.055%, 05/24/2027 (B)	1,265	1,265
3.695%, SOFR + 0.045%, 05/24/2027 (B)	1,455	1,455
3.710%, SOFR + 0.060%, 07/23/2027 (B)	870	870
3.710%, SOFR + 0.060%, 09/13/2027 (B)	855	855
3.760%, SOFR + 0.110%, 11/19/2027 (B)	1,155	1,155
3.750%, SOFR + 0.100%, 11/22/2027 (B)	600	600
3.730%, SOFR + 0.080%, 11/23/2027 (B)	340	340
3.740%, SOFR + 0.090%, 02/09/2028 (B)	760	760
3.740%, SOFR + 0.090%, 02/11/2028 (B)	6,640	6,640
3.725%, SOFR + 0.075%, 02/11/2028 (B)	720	720
3.735%, SOFR + 0.085%, 03/16/2028 (B)	1,300	1,300
3.735%, SOFR + 0.085%, 03/24/2028 (B)	3,380	3,380

SEI Daily Income Trust	5

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Government II Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.735%, SOFR + 0.085%, 04/10/2028 (B)	$775	$775
3.735%, SOFR + 0.085%, 05/19/2028 (B)	1,310	1,310
FHLB
3.660%, SOFR + 0.010%, 08/04/2026 (B)	2,690	2,690
3.660%, SOFR + 0.010%, 08/18/2026 (B)	800	800
3.660%, SOFR + 0.010%, 08/19/2026 (B)	1,390	1,390
3.665%, SOFR + 0.015%, 08/20/2026 (B)	1,300	1,300
3.660%, SOFR + 0.010%, 08/21/2026 (B)	9,910	9,910
3.660%, SOFR + 0.010%, 08/24/2026 (B)	1,440	1,440
3.660%, SOFR + 0.010%, 08/25/2026 (B)	2,500	2,500
3.660%, SOFR + 0.010%, 08/27/2026 (B)	2,300	2,300
3.660%, SOFR + 0.010%, 09/01/2026 (B)	2,600	2,600
3.665%, SOFR + 0.015%, 09/03/2026 (B)	2,690	2,690
3.660%, SOFR + 0.010%, 09/04/2026 (B)	10,200	10,200
3.670%, SOFR + 0.020%, 09/11/2026 (B)	3,400	3,400
3.665%, SOFR + 0.015%, 09/23/2026 (B)	2,700	2,700
3.670%, SOFR + 0.020%, 10/07/2026 (B)	5,145	5,145
3.670%, SOFR + 0.020%, 10/13/2026 (B)	2,600	2,600
3.670%, SOFR + 0.020%, 10/14/2026 (B)	1,315	1,315
3.670%, SOFR + 0.020%, 10/21/2026 (B)	1,845	1,845
3.670%, SOFR + 0.020%, 10/23/2026 (B)	2,085	2,085
3.670%, SOFR + 0.020%, 10/26/2026 (B)	4,050	4,050
3.675%, SOFR + 0.025%, 10/29/2026 (B)	2,620	2,620
3.675%, SOFR + 0.025%, 11/03/2026 (B)	2,900	2,900
3.680%, SOFR + 0.030%, 11/04/2026 (B)	4,700	4,700
3.675%, SOFR + 0.025%, 11/12/2026 (B)	3,695	3,695
3.685%, SOFR + 0.035%, 11/17/2026 (B)	2,590	2,590
Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.675%, SOFR + 0.025%, 11/18/2026 (B)	$2,605	$2,605
3.675%, SOFR + 0.025%, 11/19/2026 (B)	1,890	1,890
3.680%, SOFR + 0.030%, 11/23/2026 (B)	5,790	5,790
%, 11/27/2026	1,600	1,581
3.680%, SOFR + 0.030%, 11/30/2026 (B)	3,105	3,105
3.690%, SOFR + 0.040%, 12/01/2026 (B)	1,400	1,400
3.680%, SOFR + 0.030%, 12/09/2026 (B)	2,540	2,540
3.680%, SOFR + 0.030%, 12/11/2026 (B)	2,465	2,465
3.690%, SOFR + 0.040%, 12/14/2026 (B)	3,440	3,440
3.690%, SOFR + 0.040%, 12/21/2026 (B)	2,590	2,590
3.690%, SOFR + 0.040%, 12/22/2026 (B)	2,590	2,590
3.695%, SOFR + 0.045%, 12/28/2026 (B)	3,900	3,900
3.680%, SOFR + 0.030%, 01/04/2027 (B)	1,400	1,400
3.500%, 01/11/2027	7,835	7,829
3.700%, SOFR + 0.050%, 01/25/2027 (B)	2,580	2,580
3.690%, SOFR + 0.040%, 01/28/2027 (B)	2,620	2,620
3.695%, SOFR + 0.045%, 01/29/2027 (B)	2,425	2,425
3.705%, SOFR + 0.055%, 02/24/2027 (B)	1,290	1,290
3.740%, SOFR + 0.090%, 05/12/2028 (B)	1,065	1,065
3.770%, SOFR + 0.120%, 07/24/2028 (B)	2,430	2,430
FHLB DN (C)
0.000%, 08/05/2026	5,500	5,498
0.000%, 08/17/2026	2,500	2,496
0.000%, 08/19/2026	9,050	9,033
0.000%, 08/21/2026	600	599
0.000%, 08/28/2026	700	698
0.000%, 09/14/2026	5,100	5,078
0.000%, 09/15/2026	2,400	2,389
0.000%, 09/16/2026	52,415	52,170
0.000%, 10/01/2026	50,000	49,681

6	SEI Daily Income Trust

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
0.000%, 12/31/2026	$4,020	$3,959

Total U.S. Government Agency Obligations
(Cost $313,534) ($ Thousands)		313,534

Total Investments — 100.3%
(Cost $1,038,773) ($ Thousands)		$1,038,773

Percentages are based on a Net Assets of $1,035,538 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Zero coupon security.

As of July 31, 2026, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust	7

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Treasury II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 106.5%
U.S. Treasury Bills (A)
3.613%, 08/04/2026	$84,250	$84,225
3.632%, 08/06/2026	56,153	56,125
3.635%, 08/11/2026	225,930	225,703
3.625%, 08/13/2026	24,810	24,780
3.638%, 08/20/2026	129,950	129,702
3.714%, 08/25/2026	124,839	124,531
3.652%, 08/27/2026	21,250	21,194
2.037%, 09/01/2026	90,000	89,730
3.683%, 09/03/2026	96,571	96,250
3.710%, 09/10/2026	44,000	43,820
3.671%, 09/15/2026	65,000	64,703
3.664%, 09/17/2026	15,000	14,929
3.698%, 09/24/2026	3,980	3,958
0.000%, 09/29/2026	45,000	44,743
3.663%, 10/01/2026	210	209
3.679%, 10/06/2026	12,575	12,492
3.682%, 10/08/2026	4,461	4,430
3.715%, 10/20/2026	6,010	5,961
3.802%, 11/03/2026	1,300	1,287
3.682%, 11/12/2026	3,170	3,137
3.792%, 11/17/2026	18,900	18,688
3.750%, 12/17/2026	10,200	10,056
3.572%, 12/24/2026	22,025	21,718
3.916%, 12/31/2026	10,900	10,723
3.906%, 01/07/2027	6,675	6,562
3.937%, 01/14/2027	12,911	12,681
3.511%, 01/21/2027	15,418	15,166
3.506%, 02/18/2027	1,200	1,177
3.612%, 03/18/2027	12,000	11,734
U.S. Treasury Notes
4.125%, 10/31/2026	552	553
4.057%, USBMMY3M + 0.205%, 10/31/2026 (B)	21,745	21,746
4.250%, 11/30/2026	3,711	3,719
4.250%, 12/31/2026	500	501
4.000%, 01/15/2027	1,100	1,102
3.950%, USBMMY3M + 0.098%, 01/31/2027 (B)	53,390	53,386
4.125%, 02/28/2027	6,900	6,921
4.250%, 03/15/2027	4,300	4,319
3.875%, 03/31/2027	2,500	2,506
4.012%, USBMMY3M + 0.160%, 04/30/2027 (B)	31,310	31,310
3.750%, 04/30/2027	3,320	3,320
2.750%, 04/30/2027	1,070	1,063
3.875%, 05/31/2027	3,690	3,692
2.625%, 05/31/2027	1,500	1,486
0.500%, 05/31/2027	1,300	1,265
4.625%, 06/15/2027	1,740	1,751
3.750%, 06/30/2027	6,433	6,423
3.250%, 06/30/2027	2,000	1,988
Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.011%, USBMMY3M + 0.159%, 07/31/2027 (B)	$9,439	$9,436
4.042%, USBMMY3M + 0.190%, 10/31/2027 (B)	21,036	21,046
3.951%, USBMMY3M + 0.099%, 01/31/2028 (B)	13,500	13,497
3.955%, USBMMY3M + 0.103%, 04/30/2028 (B)	13,036	13,039

Total U.S. Treasury Obligations
(Cost $1,364,483) ($ Thousands)		1,364,483

Total Investments — 106.5%
(Cost $1,364,483) ($ Thousands)		$1,364,483

Percentages are based on a Net Assets of $1,281,426 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

As of July 31, 2026, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

8	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 32.9%
Communication Services — 1.5%
AT&T
4.250%, 03/01/2027	$1,510	$1,509
NTT Finance
4.741%, 03/31/2028 (A)	475	474
4.567%, 07/16/2027 (A)	1,185	1,186
		3,169
Consumer Discretionary — 3.2%
Amazon.com
4.600%, 07/09/2029	1,075	1,071
3.850%, 03/13/2028	475	471
BMW US Capital LLC
4.300%, 03/17/2028 (A)	475	472
4.150%, 08/11/2027 (A)	300	299
General Motors Financial
4.350%, 01/17/2027	1,070	1,069
Hyundai Capital America
5.250%, 01/08/2027 (A)	1,415	1,420
Marriott International
4.200%, 07/15/2027	300	299
Mercedes-Benz Finance North America LLC
4.125%, 03/10/2028 (A)	475	471
O'Reilly Automotive
5.750%, 11/20/2026	210	211
Toyota Motor Credit
4.500%, 05/14/2027	350	351
Toyota Motor Credit MTN
3.750%, 01/12/2028	475	470
		6,604
Consumer Staples — 1.3%
BAT Capital
3.215%, 09/06/2026	850	849
Element Fleet Management
5.643%, 03/13/2027 (A)	290	292
Mars
4.450%, 03/01/2027 (A)	1,525	1,528
		2,669
Energy — 1.2%
Enbridge
3.700%, 07/15/2027	930	924
ONEOK
5.550%, 11/01/2026	1,485	1,488
		2,412
Financials — 20.7%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	300	301
4.988%, H15T1Y + 0.780%, 12/03/2028 (A)(B)	1,350	1,355
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Express
4.009%, SOFR + 0.581%, 02/09/2029 (B)	$1,630	$1,615
American Honda Finance MTN
4.550%, 07/09/2027	1,250	1,251
2.300%, 09/09/2026	500	499
Ares Capital
7.000%, 01/15/2027	250	252
Athene Global Funding
5.349%, 07/09/2027 (A)	270	272
4.601%, SOFR + 0.950%, 04/19/2027 (A)(B)	475	476
Avolon Holdings Funding
2.528%, 11/18/2027 (A)	1,070	1,040
Bank of America
4.623%, SOFR + 1.110%, 05/09/2029 (B)	250	249
Bank of America MTN
4.271%, TSFR3M + 1.572%, 07/23/2029 (B)	450	446
2.087%, SOFR + 1.060%, 06/14/2029 (B)	1,625	1,548
Bank of Montreal MTN
4.271%, SOFRINDX + 0.620%, 09/15/2026 (B)	675	675
Barclays PLC
6.496%, SOFR + 1.880%, 09/13/2027 (B)	275	276
Blackstone Holdings Finance LLC
5.900%, 11/03/2027 (A)	450	457
BPCE
5.203%, 01/18/2027 (A)	300	301
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	240	242
Citigroup
3.887%, TSFR3M + 1.825%, 01/10/2028 (B)	1,375	1,371
Citizens Bank
4.192%, SOFR + 0.700%, 01/29/2029 (B)	475	471
Cooperatieve Rabobank UA
4.655%, H15T1Y + 1.750%, 08/22/2028 (A)(B)	1,200	1,201
4.372%, 05/27/2027	500	500
Daimler Truck Finance North America LLC
4.300%, 08/12/2027 (A)	300	299
Danske Bank MTN
4.662%, H15T1Y + 0.750%, 03/27/2029 (A)(B)	475	475
Deutsche Bank NY
6.720%, SOFR + 3.180%, 01/18/2029 (B)	1,305	1,340
4.850%, SOFR + 1.219%, 11/16/2027 (B)	550	551

SEI Daily Income Trust	9

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Equitable America Global Funding
3.950%, 09/15/2027 (A)	$70	$69
F&G Global Funding MTN
5.875%, 06/10/2027 (A)	400	404
Fidelity National Information Services
4.450%, 03/10/2028	180	179
Fifth Third Bancorp
6.361%, SOFRINDX + 2.192%, 10/27/2028 (B)	1,255	1,278
Goldman Sachs Group
3.814%, TSFR3M + 1.420%, 04/23/2029 (B)	500	492
3.691%, TSFR3M + 1.772%, 06/05/2028 (B)	1,345	1,334
Guardian Life Global Funding
5.550%, 10/28/2027 (A)	740	749
HSBC Holdings PLC
5.887%, SOFR + 1.570%, 08/14/2027 (B)	1,515	1,516
JPMorgan Chase
1.470%, SOFR + 0.765%, 09/22/2027 (B)	1,770	1,763
Lincoln Financial Global Funding
4.625%, 05/28/2028 (A)	300	299
Lloyds Banking Group PLC
5.985%, H15T1Y + 1.480%, 08/07/2027 (B)	275	275
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	200	201
LPL Holdings
5.700%, 05/20/2027	1,280	1,290
Macquarie Bank MTN
3.915%, 02/03/2028 (A)	475	471
Manufacturers & Traders Trust
4.762%, SOFR + 0.950%, 07/06/2028 (B)	545	545
Metropolitan Life Global Funding I
4.250%, 04/13/2028 (A)	475	472
Morgan Stanley MTN
5.164%, SOFR + 1.590%, 04/20/2029 (B)	1,955	1,965
Morgan Stanley Private Bank
4.213%, SOFR + 0.762%, 02/08/2030 (B)	265	260
National Rural Utilities Cooperative Finance MTN
3.950%, 12/10/2027	1,065	1,058
Nationwide Building Society
6.557%, SOFR + 1.910%, 10/18/2027 (A)(B)	250	251
New York Life Global Funding MTN
4.850%, 01/09/2028 (A)	1,500	1,506
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	250	250
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	$175	$176
5.300%, SOFR + 1.342%, 01/21/2028 (B)	90	90
4.075%, SOFR + 0.610%, 01/26/2029 (B)	475	471
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	235	236
Sumisho Air Lease
2.200%, 01/15/2027	1,140	1,128
Swedbank
6.136%, 09/12/2026 (A)	375	376
Toronto-Dominion Bank
3.913%, 01/13/2028	475	470
Toronto-Dominion Bank MTN
4.240%, SOFR + 0.590%, 09/10/2026 (B)	425	425
Truist Bank
4.144%, SOFR + 0.662%, 01/27/2029 (B)	1,240	1,229
UBS
4.864%, SOFR + 0.720%, 01/10/2028 (B)	300	300
UBS Group
4.703%, H15T1Y + 2.050%, 08/05/2027 (A)(B)	200	200
US Bank
4.507%, SOFR + 0.690%, 10/22/2027 (B)	1,275	1,275
Wells Fargo
6.303%, SOFR + 1.790%, 10/23/2029 (B)	450	464
4.577%, SOFR + 0.720%, 05/20/2029 (B)	1,450	1,445
		42,375
Health Care — 1.1%
Augusta SpinCo
4.321%, 09/23/2027	475	474
Bayer US Finance LLC
6.125%, 11/21/2026 (A)	200	201
HCA
4.517%, SOFR + 0.870%, 03/01/2028 (B)	745	747
Pfizer
3.875%, 11/15/2027	500	497
Solventum
5.450%, 02/25/2027	69	69
Stryker
4.550%, 02/10/2027	300	300
		2,288

10	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 1.0%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	$250	$251
4.625%, 10/15/2027	300	300
Caterpillar Financial Services
4.500%, 01/07/2027	300	300
Howmet Aerospace
3.750%, 03/03/2028	475	469
John Deere Capital
4.500%, 01/08/2027	300	301
PACCAR Financial MTN
3.900%, 02/05/2029	380	374
		1,995
Information Technology — 0.5%
Salesforce
4.500%, 03/15/2028	1,070	1,068

Utilities — 2.4%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (A)	260	262
Consumers 2023 Securitization Funding LLC
5.550%, 03/01/2028	57	57
DTE Electric
4.250%, 05/14/2027	160	160
Duke Energy Progress NC Storm Funding LLC
1.295%, 07/01/2028	276	266
FirstEnergy Pennsylvania Electric
4.150%, 03/15/2028 (A)	475	472
Georgia Power
4.059%, SOFRINDX + 0.420%, 11/22/2027 (B)	475	475
3.931%, SOFRINDX + 0.280%, 09/15/2026 (B)	500	500
NextEra Energy Capital Holdings
4.427%, SOFRINDX + 0.800%, 02/04/2028 (B)	1,210	1,215
NYSEG Storm Funding LLC
4.713%, 05/01/2029	283	282
Pacific Gas and Electric
5.000%, 06/04/2028	1,025	1,028
WEC Energy Group
4.750%, 01/15/2028	285	286
		5,003

Total Corporate Obligations
(Cost $67,720) ($ Thousands)		67,583
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 30.8%
Automotive — 17.1%
Ally Auto Receivables Trust, Ser 2023-1, Cl A3
5.460%, 05/15/2028	$98	$99
Ally Auto Receivables Trust, Ser 2025-1, Cl A2
4.030%, 07/17/2028	103	103
Ally Auto Receivables Trust, Ser 2026-1, Cl A2
3.910%, 11/15/2028	105	105
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (A)	279	282
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (A)	9	9
AmeriCredit Automobile Receivables Trust, Ser 2024-1, Cl B
5.380%, 06/18/2029	375	378
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	10	10
ARI Fleet Lease Trust, Ser 2023-B, Cl A3
5.890%, 07/15/2032 (A)	283	285
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	24	24
ARI Fleet Lease Trust, Ser 2025-A, Cl A2
4.380%, 01/17/2034 (A)	282	283
ARI Fleet Lease Trust, Ser 2025-B, Cl A2
4.590%, 03/15/2034 (A)	88	88
ARI Fleet Lease Trust, Ser 2026-A, Cl A2
3.960%, 11/15/2034 (A)	1,175	1,169
ARI Fleet Lease Trust, Ser 2026-B, Cl A2
4.340%, 02/15/2035 (A)	100	100
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-1A, Cl A
5.250%, 04/20/2029 (A)	125	126
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2A
4.430%, 09/27/2027	53	53
BMW Vehicle Lease Trust, Ser 2025-2, Cl A3
3.970%, 09/25/2028	320	319
BMW Vehicle Lease Trust, Ser 2026-1, Cl A3
4.150%, 05/25/2029	500	497
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	69	69
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (A)	4	4
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (A)	500	500
BofA Auto Trust, Ser 2026-1A, Cl A3
4.180%, 10/15/2030 (A)	140	139

SEI Daily Income Trust	11

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A2A
3.880%, 01/16/2029	$663	$663
CarMax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	475	477
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/2029	121	122
CarMax Auto Owner Trust, Ser 2024-4, Cl A4
4.640%, 04/15/2030	255	255
CarMax Auto Owner Trust, Ser 2025-3, Cl A2A
4.420%, 08/15/2028	34	34
Carmax Auto Owner Trust, Ser 2026-3, Cl A2
4.360%, 10/15/2029	160	160
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	4	4
Carvana Auto Receivables Trust, Ser 2022-N1, Cl A2
3.210%, 12/11/2028 (A)	38	38
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	30	30
Chesapeake IV Funding, Ser 2026-1A, Cl A2
4.260%, 12/15/2028 (A)	100	100
Chesapeake IV Funding, Ser 2026-1A, Cl A3
4.470%, 02/15/2030 (A)	450	449
CPS Auto Receivables Trust, Ser 2025-C, Cl B
4.710%, 12/17/2029 (A)	750	750
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	20	20
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	183	184
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	67	67
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	25	25
Ford Credit Auto Lease Trust, Ser 2025-B, Cl A2A
4.370%, 03/15/2028	419	419
Ford Credit Auto Lease Trust, Ser 2026-A, Cl A2A
3.830%, 08/15/2028	166	166
Ford Credit Auto Lease Trust, Ser 2026-B, Cl A2A
4.390%, 03/15/2029	190	190
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (A)	500	498
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2023-2, Cl A
5.280%, 02/15/2036 (A)	$475	$481
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	25	25
Ford Credit Auto Owner Trust, Ser 2024-1, Cl A
4.870%, 08/15/2036 (A)(C)	500	503
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2A
4.470%, 12/15/2027	124	124
Ford Credit Auto Owner Trust, Ser 2025-B, Cl A3
3.910%, 04/15/2030	200	198
Ford Credit Floorplan Master Owner Trust A, Ser 2025-1, Cl A1
4.630%, 04/15/2030	1,410	1,414
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A3
4.210%, 10/20/2027	198	198
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A2A
4.190%, 10/20/2027	109	109
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	550	549
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A4
4.200%, 08/20/2029	620	618
GM Financial Automobile Leasing Trust, Ser 2026-1, Cl A2
3.770%, 04/20/2028	110	110
GM Financial Automobile Leasing Trust, Ser 2026-1, Cl A3
3.880%, 01/22/2029	675	670
GM Financial Automobile Leasing Trust, Ser 2026-2, Cl A3
4.300%, 03/20/2029	475	474
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/2028	267	268
GM Financial Consumer Automobile Receivables Trust, Ser 2025-2, Cl A2A
4.400%, 02/16/2028	14	14
GM Financial Consumer Automobile Receivables Trust, Ser 2025-3, Cl A2A
4.320%, 06/16/2028	107	107
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A2A
3.880%, 12/18/2028	488	488
GM Financial Consumer Automobile Receivables Trust, Ser 2026-1, Cl A2A
3.770%, 03/16/2029	171	170

12	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust, Ser 2026-2, Cl A2A
4.050%, 05/16/2029	$140	$140
GM Financial Consumer Automobile Receivables Trust, Ser 2026-3, Cl A3
4.440%, 07/16/2031	415	414
GMF Floorplan Owner Revolving Trust, Ser 2025-1A, Cl A1
4.590%, 03/15/2029 (A)	495	496
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	105	106
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	53	53
Honda Auto Receivables Owner Trust, Ser 2025-3, Cl A2A
4.190%, 03/21/2028	230	230
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (A)	370	371
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (A)	65	65
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A2A
4.370%, 01/18/2028 (A)	283	283
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (A)	500	500
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl A2A
3.850%, 05/15/2028 (A)	293	293
Hyundai Auto Lease Securitization Trust, Ser 2026-B, Cl A2A
4.060%, 09/15/2028 (A)	475	474
Hyundai Auto Lease Securitization Trust, Ser 2026-B, Cl A3
4.210%, 04/16/2029 (A)	1,500	1,493
Hyundai Auto Lease Securitization Trust, Ser 2026-C, Cl A2A
4.430%, 12/15/2028 (A)	175	175
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A3
4.320%, 10/15/2029	305	305
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2A
4.450%, 08/15/2028	103	103
Hyundai Auto Receivables Trust, Ser 2025-C, Cl A3
3.880%, 04/15/2030	245	243
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A2A
4.030%, 11/15/2028	436	435
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.010%, 10/15/2030 (A)	$290	$286
LAD Auto Receivables Trust, Ser 2025-2A, Cl A2
4.300%, 07/17/2028 (A)	93	93
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A2A
4.630%, 05/15/2028 (A)	20	20
Mercedes-Benz Auto Lease Trust, Ser 2024-B, Cl A4
4.220%, 06/17/2030	500	500
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	115	115
Mercedes-Benz Auto Receivables Trust, Ser 2024-1, Cl A3
4.800%, 04/16/2029	243	244
Navistar Financial Dealer Note Master Owner Trust II, Ser 2025-1, Cl A
4.180%, 09/25/2030 (A)	1,250	1,245
Navistar Financial Dealer Note Master Owner Trust II, Ser 2025-1, Cl B
4.420%, 09/25/2030 (A)	350	348
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl A2
4.420%, 09/15/2029 (A)	380	379
Nissan Auto Lease Trust, Ser 2026-A, Cl A2A
3.900%, 05/15/2028	330	329
Nissan Auto Lease Trust, Ser 2026-B, Cl A2A
4.440%, 04/16/2029	235	235
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A3
5.930%, 03/15/2028	98	98
Nissan Auto Receivables Owner Trust, Ser 2024-B, Cl A3
4.340%, 03/15/2029	420	420
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (A)	71	71
Porsche Financial Auto Securitization Trust, Ser 2024-1A, Cl A3
4.440%, 01/22/2030 (A)	266	267
Porsche Financial Auto Securitization Trust, Ser 2025-1A, Cl A3
3.860%, 01/22/2031 (A)	500	496
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (A)	224	224
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A3
4.610%, 10/20/2028 (A)	495	496

SEI Daily Income Trust	13

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Porsche Innovative Lease Owner Trust, Ser 2026-1A, Cl A2A
4.100%, 10/20/2028	$95	$95
SCCU Auto Receivables Trust, Ser 2025-1A, Cl A2
4.670%, 11/15/2028 (A)	59	59
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl B
5.038%, 07/25/2031 (A)	131	132
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl C
5.185%, 07/25/2031 (A)	118	118
Securitized Term Auto Receivables Trust, Ser 2026-A, Cl B
4.284%, 03/25/2033 (A)	614	610
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/2030 (A)	383	383
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A3
4.440%, 12/20/2030 (A)	180	180
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (A)	530	530
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A4
4.500%, 03/20/2029 (A)	550	550
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl B
4.740%, 04/20/2029 (A)	220	220
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A2
4.310%, 05/22/2028 (A)	407	407
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A4
4.290%, 06/20/2029 (A)	100	100
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	62	62
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A2A
4.290%, 06/15/2028	127	127
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (A)	106	106
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/2028 (A)	350	348
Toyota Lease Owner Trust, Ser 2026-A, Cl A3
3.820%, 02/20/2029 (A)	285	282
USB Auto Owner Trust, Ser 2025-1A, Cl A2
4.510%, 06/15/2028 (A)	24	25
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A2A
4.430%, 12/20/2027	$287	$287
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A3
4.010%, 01/22/2029	270	269
Westlake Automobile Receivables Trust, Ser 2025-P1, Cl A4
4.660%, 04/15/2030 (A)	400	400
Westlake Automobile Receivables Trust, Ser 2026-P2, Cl A3
4.590%, 07/15/2030 (A)	200	200
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	61	61
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	86	87
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (A)	138	139
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (A)	286	286
Wheels Fleet Lease Funding 1 LLC, Ser 2026-1A, Cl A2A
4.300%, 04/18/2039 (A)	109	109
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	7	7
World Omni Auto Receivables Trust, Ser 2026-A, Cl A3
3.860%, 05/15/2031	150	148
World Omni Automobile Lease Securitization Trust, Ser 2024-A, Cl A4
5.250%, 09/17/2029	475	476
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A3
4.420%, 04/17/2028	475	475
		35,136
Credit Card — 2.5%
American Express Credit Account Master Trust, Ser 2023-2, Cl A
4.800%, 05/15/2030	100	100
American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	765	768
Evergreen Credit Card Trust, Ser 2025-CRT5, Cl B
5.240%, 05/15/2029 (A)	355	357

14	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Synchrony Card Funding LLC, Ser 2024-A2, Cl A
4.930%, 07/15/2030	$1,635	$1,644
Synchrony Card Funding LLC, Ser 2025-A2, Cl A
4.490%, 05/15/2031	815	815
Synchrony Card Funding LLC, Ser 2026-A1, Cl A
4.180%, 03/15/2032	800	791
Trillium Credit Card Trust II, Ser 2025-1A, Cl B
4.405%, 09/26/2030 (A)	185	184
WF Card Issuance Trust, Ser 2025-A1, Cl A
4.340%, 05/15/2030	425	424
		5,083
Miscellaneous Business Services — 11.2%
AGL CLO 14, Ser 2025-14A, Cl AR
4.864%, TSFR3M + 1.130%, 12/02/2034 (A)(B)	500	500
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	192	193
Amur Equipment Finance Receivables XV LLC, Ser 2025-1A, Cl A2
4.700%, 09/22/2031 (A)	386	387
Amur Equipment Finance Receivables XVI LLC, Ser 2026-1A, Cl A2
4.730%, 11/21/2033 (A)	100	100
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	48	43
Bain Capital Credit CLO, Ser 2025-1A, Cl A1
4.912%, TSFR3M + 1.160%, 04/23/2038 (A)(B)	1,000	999
Barings Equipment Finance LLC, Ser 2025-A, Cl A3
4.820%, 08/13/2032 (A)	500	502
Barings Equipment Finance LLC, Ser 2025-B, Cl A2
4.020%, 02/13/2029 (A)	127	127
Barings Equipment Finance LLC, Ser 2026-A, Cl A2
3.890%, 04/13/2029 (A)	150	149
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	3	3
CCG Receivables Trust, Ser 2025-1, Cl A2
4.480%, 10/14/2032 (A)	65	65
CCG Receivables Trust, Ser 2025-2, Cl A2
4.140%, 08/15/2034 (A)	189	188
CCG Receivables Trust, Ser 2026-1, Cl A2
4.450%, 01/17/2034 (A)	100	100
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	85	85
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	$96	$96
CNH Equipment Trust, Ser 2026-A, Cl A2A
3.820%, 06/15/2029	178	177
Elmwood CLO 15, Ser 2025-2A, Cl A1R
4.883%, TSFR3M + 1.150%, 04/22/2035 (A)(B)	500	500
GP-HONOR COLLATERAL TRUST, Ser 2026-A, Cl A
5.110%, 07/15/2030 (A)	865	866
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	26	25
Hilton Grand Vacations Trust, Ser 2023-1A, Cl A
5.720%, 01/25/2038 (A)	111	112
HINNT LLC, Ser 2024-A, Cl A
5.490%, 03/15/2043 (A)	559	564
HPEFS Equipment Trust, Ser 2025-2A, Cl A2
4.070%, 11/22/2032 (A)	200	200
John Deere Owner Trust, Ser 2025-B, Cl A2A
4.280%, 07/17/2028	112	112
John Deere Owner Trust, Ser 2026-A, Cl A2A
3.850%, 12/15/2028	95	95
John Deere Owner Trust, Ser 2026-B, Cl A2A
4.300%, 04/16/2029	175	175
JP Morgan Mortgage Acquisition Trust, Ser 2007-CH2, Cl MV2
4.289%, TSFR1M + 0.564%, 01/25/2037 (B)	220	216
Kubota Credit Owner Trust, Ser 2024-2A, Cl A4
5.190%, 05/15/2030 (A)	475	480
Kubota Credit Owner Trust, Ser 2025-1A, Cl A2
4.610%, 12/15/2027 (A)	226	227
Kubota Credit Owner Trust, Ser 2025-2A, Cl A2
4.480%, 04/17/2028 (A)	73	73
Kubota Credit Owner Trust, Ser 2026-1A, Cl A2
3.840%, 01/16/2029 (A)	100	99
Kubota Credit Owner Trust, Ser 2026-2A, Cl A2
4.400%, 04/16/2029 (A)	250	250
Madison Park Funding XXX, Ser 2024-30A, Cl A1R
5.153%, TSFR3M + 1.360%, 07/16/2037 (A)(B)	875	876
MMAF Equipment Finance LLC, Ser 2023-A, Cl A3
5.540%, 12/13/2029 (A)	257	259

SEI Daily Income Trust	15

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	$18	$18
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	159	152
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	225	206
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (A)	64	61
Neuberger Berman Loan Advisers CLO, Ser 2024-25A, Cl AR2
5.129%, TSFR3M + 1.400%, 07/18/2038 (A)(B)	750	751
Neuberger Berman Loan Advisers CLO, Ser 2025-45A, Cl AR
4.801%, TSFR3M + 1.060%, 10/14/2036 (A)(B)	750	751
NYCTL Trust, Ser 2025-A, Cl A
4.840%, 11/10/2038 (A)	469	464
Octane Recievables Trust, Ser 2026-RVM1, Cl A
4.920%, 06/20/2047 (A)	295	295
OneMain Financial Issuance Trust, Ser 2022-S1, Cl A
4.130%, 05/14/2035 (A)	62	62
Palmer Square CLO, Ser 2025-3A, Cl A1R
5.043%, TSFR3M + 1.290%, 10/15/2038 (A)(B)	500	501
Palmer Square Loan Funding, Ser 2025-3A, Cl A1
4.703%, TSFR3M + 0.950%, 01/15/2034 (A)(B)	428	428
Palmer Square Loan Funding, Ser 2026-1A, Cl A2R
4.903%, TSFR3M + 1.150%, 10/15/2032 (A)(B)	480	480
PFS Financing, Ser 2025-A, Cl B
5.000%, 01/15/2029 (A)	350	350
PFS Financing, Ser 2025-B, Cl A
4.850%, 02/15/2030 (A)	205	206
SCF Equipment Leasing LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (A)	19	19
SCF Equipment Leasing LLC, Ser 2025-2A, Cl A2
4.260%, 12/22/2031 (A)	764	762
Sierra Timeshare Receivables Funding LLC, Ser 2025-2A, Cl A
4.720%, 04/20/2044 (A)	216	215
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
4.879%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	$725	$725
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (A)	40	38
SoFi Consumer Loan Program Trust, Ser 2025-1, Cl A
4.800%, 02/27/2034 (A)	145	145
Tricon Residential Trust, Ser 2024-SFR2, Cl A
4.750%, 06/17/2040 (A)	298	296
Tricon Trust, Ser 2026-SFR2, Cl A
4.979%, TSFR1M + 1.300%, 06/17/2043 (A)(B)	630	630
Tricon Trust, Ser 2026-SFR2, Cl B
5.079%, TSFR1M + 1.400%, 06/17/2043 (A)(B)	620	620
Trinity Rail Leasing LLC, Ser 2019-2A, Cl A2
3.100%, 10/18/2049 (A)	170	169
Trinity Rail Leasing LLC, Ser 2020-1A, Cl A
1.960%, 10/17/2050 (A)	121	116
Trinity Rail Leasing LLC, Ser 2020-2A, Cl A2
2.560%, 11/19/2050 (A)	890	861
Trinity Rail Leasing LLC, Ser 2021-1A, Cl A
2.260%, 07/19/2051 (A)	158	150
Triumph Rail Holdings LLC, Ser 2021-2, Cl A
2.150%, 06/19/2051 (A)	222	217
Triumph Rail I LLC, Ser 2026-1, Cl B
5.180%, 07/17/2056 (A)	675	675
TRP LLC, Ser 2021-1, Cl A
2.070%, 06/19/2051 (A)	522	509
TSTAT, Ser 2026-1A, Cl AR3
4.669%, TSFR3M + 0.940%, 01/20/2032 (A)(B)	295	295
USQ Rail I LLC, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (A)	614	586
USQ Rail II LLC, Ser 2021-3A, Cl A
2.210%, 06/28/2051 (A)	494	482
Verizon Master Trust Series, Ser 2025-9, Cl A1A
3.960%, 10/21/2030	200	199
Verizon Master Trust Series, Ser 2026-1, Cl A1A
3.940%, 02/20/2031	475	471
Verizon Master Trust, Ser 2024-6, Cl B
4.420%, 08/20/2030	485	484
Verizon Master Trust, Ser 2025-1, Cl A
4.710%, 01/21/2031	180	181
Volvo Financial Equipment LLC, Ser 2025-1A, Cl A2
4.410%, 11/15/2027 (A)	32	32

16	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2025-3A, Cl A1RR
4.789%, TSFR3M + 1.060%, 04/20/2034 (A)(B)	$637	$637
		23,082

Total Asset-Backed Securities
(Cost $63,420) ($ Thousands)		63,301

MORTGAGE-BACKED SECURITIES — 14.8%
Agency Mortgage-Backed Obligations — 3.8%
FHLMC
3.000%, 03/01/2030 to 09/01/2030	263	257
FHLMC REMIC, Ser 2013-4150, Cl GE
2.000%, 01/15/2033	402	380
FHLMC REMIC, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	499	497
FHLMC REMIC, Ser 2014-4385, Cl EU
3.000%, 04/15/2035	658	653
FHLMC REMIC, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	336	332
FHLMC REMIC, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	12	12
FHLMC, Ser 2026-431, Cl LB
4.000%, 04/25/2027	902	898
FHLMC, Ser 2026-470, Cl FA
4.025%, SOFR30A + 0.400%, 08/25/2029(B)	1,025	1,026
FNMA
5.840%, H15T1Y + 2.215%, 01/01/2029(B)	1	1
3.500%, 08/01/2032	137	133
3.000%, 10/01/2030 to 12/01/2030	203	198
2.500%, 06/01/2029	593	584
FNMA REMIC, Ser 2001-33, Cl FA
4.181%, SOFR30A + 0.564%, 07/25/2031(B)	1	1
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	40	39
FNMA REMIC, Ser 2015-57, Cl CA
3.000%, 08/25/2034	66	65
FNMA REMIC, Ser 2017-81, Cl YA
3.000%, 05/25/2046	320	307
FNMA REMIC, Ser 2019-3, Cl BA
3.200%, 02/25/2049	794	753
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/2052	388	382
GNMA, Ser 2022-50, Cl BD
3.000%, 04/20/2050	758	724
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2025-47, Cl HA
5.000%, 11/20/2052	$588	$580
		7,822
Non-Agency Mortgage-Backed Obligations — 11.0%
ALA Trust, Ser OANA, Cl A
5.420%, TSFR1M + 1.743%, 06/15/2040(A)(B)	760	763
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	8	8
BANK, Ser BN20, Cl ASB
2.933%, 09/15/2062	190	184
BBCMS Mortgage Trust, Ser C7, Cl ASB
2.029%, 04/15/2053	142	135
BOCA Commercial Mortgage Trust, Ser BOCA, Cl A
5.276%, TSFR1M + 1.600%, 12/15/2042(A)(B)	990	992
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	47	44
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	6	6
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	96	90
BX Commercial Mortgage Trust, Ser CSMO, Cl A
5.076%, TSFR1M + 1.400%, 02/15/2043(A)(B)	700	702
BX Commercial Mortgage Trust, Ser CSMO, Cl B
5.376%, TSFR1M + 1.700%, 02/15/2043(A)(B)	150	151
BX Commercial Mortgage Trust, Ser VLT9, Cl B
5.826%, TSFR1M + 2.150%, 03/15/2045(A)(B)	875	873
BX Trust, Ser GW, Cl A
5.276%, TSFR1M + 1.600%, 07/15/2042(A)(B)	725	727
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
2.906%, 02/25/2058(A)(B)	31	30
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	61	55
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	33	31
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	113	98

SEI Daily Income Trust	17

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	$173	$147
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	51	45
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	326	275
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	312	267
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.266%, SOFR30A + 1.650%, 12/25/2041(A)(B)	420	421
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
5.516%, SOFR30A + 1.900%, 12/25/2041(A)(B)	1,022	1,024
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.116%, SOFR30A + 2.500%, 04/25/2043(A)(B)	70	70
Connecticut Avenue Securities Trust, Ser 2024-R03, Cl 2M1
4.766%, SOFR30A + 1.150%, 03/25/2044(A)(B)	22	22
CSAIL Commercial Mortgage Trust, Ser C14, Cl ASB
4.359%, 11/15/2051(B)	45	45
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	124	106
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	46	41
EFMT, Ser 2026-INV2, Cl A1
4.682%, 02/25/2071(A)(B)	418	412
EFMT, Ser 2026-NQM6, Cl A1
5.466%, 06/25/2071(A)(B)	309	307
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059(A)(B)	5	5
ELM Trust, Ser ELM, Cl A10
5.801%, 06/10/2039(A)(B)	760	760
ELM Trust, Ser ELM, Cl A15
5.801%, 06/10/2039(A)(B)	585	585
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.916%, SOFR30A + 1.300%, 02/25/2042(A)(B)	9	9
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M1
4.866%, SOFR30A + 1.250%, 03/25/2044(A)(B)	$60	$61
FHLMC STACR REMIC Trust, Ser 2025-DNA1, Cl M2
4.966%, SOFR30A + 1.350%, 01/25/2045(A)(B)	150	150
FHLMC Stacr Remic Trust, Ser 2025-HQA1, Cl M1
4.766%, SOFR30A + 1.150%, 02/25/2045(A)(B)	118	118
Fontainebleau Miami Beach Mortgage Trust, Ser FBLU, Cl A
5.126%, TSFR1M + 1.450%, 12/15/2039(A)(B)	555	556
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	179	156
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	140	117
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	155	132
J.P. Morgan Mortgage Trust, Ser 2022-8, Cl A12A
4.000%, 01/25/2053(A)(B)	176	173
JPMCC Commercial Mortgage Securities Trust, Ser JP7, Cl ASB
3.241%, 09/15/2050	76	76
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.456%, 10/25/2029(A)(B)	101	101
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
4.589%, TSFR1M + 0.864%, 04/25/2046(A)(B)	46	45
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	28	26
MF1, Ser 2022-FL8, Cl A
5.018%, TSFR1M + 1.350%, 02/19/2037(A)(B)	132	132
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	15	15
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(B)	52	52
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	367	360
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	108	106

18	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2019-GS2, Cl A1
2.750%, 08/25/2059(A)(B)	$119	$116
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	46	45
Morgan Stanley Capital I Trust, Ser H3, Cl ASB
4.120%, 07/15/2051	35	35
Morgan Stanley Capital I Trust, Ser HR2, Cl ASB
3.509%, 12/15/2050	53	52
Natixis Commercial Mortgage Securities Trust, Ser LVL, Cl A
3.885%, 08/15/2038(A)	275	266
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	54	51
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	127	122
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.736%, 09/25/2057(A)(B)	62	57
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	12	12
NRTH Commercial Mortgage Trust, Ser PARK, Cl A
5.070%, TSFR1M + 1.393%, 10/15/2040(A)(B)	425	426
NYC Commercial Mortgage Trust, Ser 3BP, Cl A
4.889%, TSFR1M + 1.213%, 02/15/2042(A)(B)	785	785
OBX Trust, Ser 2018-1, Cl A2
4.489%, TSFR1M + 0.764%, 06/25/2057(A)(B)	7	7
OBX Trust, Ser 2026-NQM10, Cl A1
5.425%, 06/25/2066(A)(B)	150	150
OBX Trust, Ser 2026-R3, Cl A1F
0.000%, 07/25/2063(D)	130	130
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
4.109%, SOFR + 0.482%, 11/15/2038(A)(B)	22	21
PRET Trust, Ser 2026-RPL1, Cl A1
4.150%, 01/25/2070(A)(C)	347	333
PRPM LLC, Ser 2025-RCF3, Cl A1
5.250%, 07/25/2055(A)(C)	153	152
PRPM LLC, Ser 2025-RCF5, Cl A1
4.839%, 10/25/2055(A)(C)	578	574
PRPM Trust, Ser 2026-R1, Cl A1FC
5.000%, 01/25/2068(A)(C)	915	901
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust, Ser 2023-CES1, Cl A1A
6.515%, 06/25/2043(A)(B)	$195	$194
RCKT Mortgage Trust, Ser 2024-CES1, Cl A1A
6.025%, 02/25/2044(A)(B)	153	153
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055(A)(C)	803	803
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	1	1
STAR Trust, Ser 2024-SFR4, Cl A
5.426%, TSFR1M + 1.750%, 10/17/2041(A)(B)	484	485
STAR Trust, Ser 2024-SFR4, Cl B
5.776%, TSFR1M + 2.100%, 10/17/2041(A)(B)	175	175
STAR Trust, Ser 2025-SFR5, Cl A
5.127%, TSFR1M + 1.450%, 02/17/2042(A)(B)	285	284
STAR Trust, Ser 2025-SFR5, Cl B
5.427%, TSFR1M + 1.750%, 02/17/2042(A)(B)	550	550
STAR Trust, Ser 2026-SFR7, Cl A
5.080%, TSFR1M + 1.400%, 05/17/2043(A)(B)	485	484
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	7	7
Towd Point Mortgage Trust, Ser 2017-1, Cl M1
3.750%, 10/25/2056(A)(B)	753	742
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	12	11
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	23	23
Towd Point Mortgage Trust, Ser 2018-2, Cl A2
3.500%, 03/25/2058(A)(B)	785	765
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	885	867
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(B)	41	41
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	185	180
TRK Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	93	83
UBS Commercial Mortgage Trust, Ser C16, Cl ASB
3.460%, 04/15/2052	218	214

SEI Daily Income Trust	19

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Ultra Short Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Ser C4, Cl ASB
3.366%, 10/15/2050	$74	$74
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	59	54
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	118	108
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	72	65
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	78	75
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	37	36
Wells Fargo Commercial Mortgage Trust, Ser C39, Cl ASB
3.212%, 09/15/2050	22	22
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	52	52
		22,589

Total Mortgage-Backed Securities
(Cost $30,787) ($ Thousands)		30,411

U.S. TREASURY OBLIGATIONS — 12.5%
U.S. Treasury Bills
3.935%, 06/10/2027 (E)	3,125	3,022
U.S. Treasury Notes
4.250%, 02/15/2028	3,065	3,065
4.000%, 05/31/2028	2,900	2,886
3.625%, 08/31/2027 (F)	60	60
3.625%, 05/31/2028	7,630	7,544
3.500%, 12/15/2028	5,075	4,983
3.375%, 12/31/2027	2,675	2,643
3.375%, 09/15/2028	1,475	1,448

Total U.S. Treasury Obligations
(Cost $25,871) ($ Thousands)		25,651

COMMERCIAL PAPER — 1.8%
Bank of America
0.000%, 09/04/2026 (D)	725	725
La Fayette
3.661%, 08/03/2026 (E)	1,100	1,100
Sutter Health
3.882%, 08/06/2026 (E)	775	775
Svenska Handelsbanken
0.000%, 12/18/2026 (D)	500	500
Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Swedbank
3.916%, 09/18/2026 (E)	$500	$497

Total Commercial Paper
(Cost $3,597) ($ Thousands)		3,597

MUNICIPAL BONDS — 1.5%
New York — 1.1%
City of New York New York, Ser D-2, GO
4.267%, 10/01/2026	330	330
City of New York New York, Ser H, GO
4.542%, 02/01/2027	205	205
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
4.724%, 11/01/2026	945	946
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
4.507%, 11/01/2026	375	375
3.805%, 11/01/2027	415	412
		2,268
Pennsylvania — 0.4%
City of Philadelphia Pennsylvania, Ser B, GO
4.460%, 08/01/2027	335	336
Philadelphia Authority for Industrial Development, Ser A, RB, AG
6.350%, 04/15/2028	420	428
		764

Total Municipal Bonds
(Cost $3,037) ($ Thousands)		3,032

REPURCHASE AGREEMENT(G) — 4.9%
BNP Paribas
3.650%, dated 07/31/2026 to be repurchased on 08/03/2026, repurchase price $10,103,072 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $10,824,988, 2.000% - 7.000%, 07/31/2031 – 07/01/2056; with a total market value $10,302,000)	10,100	10,100
Total Repurchase Agreement
(Cost $10,100) ($ Thousands)		10,100

Total Investments in Securities — 99.2%
(Cost $204,532) ($ Thousands)		$203,675

20	SEI Daily Income Trust

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 5-Year Treasury Note	18	Sep-2026	$1,919	$1,907	$(12)

Short Contracts
U.S. 2-Year Treasury Note	(10)	Sep-2026	$(2,062)	$(2,056)	$6
U.S. 10-Year Treasury Note	(19)	Sep-2026	(2,070)	(2,051)	19
			(4,132)	(4,107)	25
			$(2,213)	$(2,200)	$13

Percentages are based on Net Assets of $205,261 ($ Thousands).
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2026, the value of these securities amounted to $81,010 ($ Thousands), representing 39.5% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	No interest rate available.
(E)	Interest rate represents the security's effective yield at the time of purchase.
(F)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of July 31, 2026 was $58 ($ Thousands).
(G)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	67,583	–	67,583
Asset-Backed Securities	–	63,301	–	63,301
Mortgage-Backed Securities	–	30,411	–	30,411
U.S. Treasury Obligations	–	25,651	–	25,651
Commercial Paper	–	3,597	–	3,597
Municipal Bonds	–	3,032	–	3,032
Repurchase Agreement	–	10,100	–	10,100
Total Investments in Securities	–	203,675	–	203,675

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	25	–	–	25
Unrealized Depreciation	(12)	–	–	(12)
Total Other Financial Instruments	13	–	–	13

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust	21

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Short-Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 70.0%
Agency Mortgage-Backed Obligations — 70.0%
FHLMC
6.000%, 12/01/2052 to 03/01/2053	$1,749	$1,791
5.500%, 02/01/2053	2,241	2,233
5.000%, 07/01/2040	1,008	1,004
4.500%, 12/01/2039	490	477
4.000%, 01/01/2033 to 07/01/2049	3,038	2,941
3.500%, 01/01/2029 to 05/01/2035	5,357	5,250
3.000%, 12/01/2031 to 12/01/2046	6,086	5,552
2.500%, 06/01/2030 to 02/01/2032	1,797	1,726
1.500%, 09/01/2041	436	360
FHLMC Multifamily Structured Pass Through Certificates, Ser 176, Cl X1, IO
0.046%, 12/25/2035(A)	110,414	945
FHLMC Multifamily Structured Pass-Through Certificates, Ser 170, Cl X1, IO
0.209%, 02/25/2035(A)	7,882	144
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.716%, 06/25/2027(A)	16,070	62
FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, Cl X1, IO
1.581%, 01/25/2030(A)	11,921	557
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.569%, 01/25/2031(A)	13,318	285
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.505%, 03/25/2031(A)	10,016	190
FHLMC Multifamily Structured Pass-Through Certificates, Ser K154, Cl X1, IO
0.353%, 01/25/2033(A)	14,641	324
FHLMC Multifamily Structured Pass-Through Certificates, Ser K167, Cl X1, IO
0.154%, 10/25/2034(A)	15,849	233
FHLMC Multifamily Structured Pass-Through Certificates, Ser K510, Cl A2
5.069%, 10/25/2028(A)	2,365	2,383
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	3,190	3,201
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2
5.477%, 01/25/2029	14,000	14,243
FHLMC Multifamily Structured Pass-Through Certificates, Ser K517, Cl A2
5.355%, 01/25/2029(A)	6,620	6,714
FHLMC Multifamily Structured Pass-Through Certificates, Ser K528, Cl A2
4.508%, 07/25/2029	3,300	3,286
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.536%, 10/25/2026(A)	13,581	7
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.601%, 03/25/2028(A)	$5,596	$44
FHLMC REMIC, Ser 2003-2571, Cl FY
4.490%, SOFR30A + 0.864%, 12/15/2032(A)	865	870
FHLMC REMIC, Ser 2006-3148, Cl CF
4.140%, SOFR30A + 0.514%, 02/15/2034(A)	42	41
FHLMC REMIC, Ser 2006-3153, Cl FX
4.090%, SOFR30A + 0.464%, 05/15/2036(A)	31	31
FHLMC REMIC, Ser 2006-3174, Cl FA
4.040%, SOFR30A + 0.414%, 04/15/2036(A)	675	670
FHLMC REMIC, Ser 2006-3219, Cl EF
4.140%, SOFR30A + 0.514%, 04/15/2032(A)	920	916
FHLMC REMIC, Ser 2007-3339, Cl HF
4.260%, SOFR30A + 0.634%, 07/15/2037(A)	1,034	1,030
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	384	379
FHLMC REMIC, Ser 2010-3781, Cl YB
3.500%, 12/15/2030	686	672
FHLMC REMIC, Ser 2011-3788, Cl FA
4.270%, SOFR30A + 0.644%, 01/15/2041(A)	1,420	1,415
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	2	–
FHLMC REMIC, Ser 2011-3930, Cl KE
4.000%, 09/15/2041	6,448	6,192
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	3	–
FHLMC REMIC, Ser 2012-4107, Cl HE
1.500%, 10/15/2041	2,578	2,453
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	1,937	1,859
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	672	592
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	124	121
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	112	111
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	185	11
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	26	–
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	36	1
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	92	2

22	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	$50	$1
FHLMC REMIC, Ser 2013-4200, Cl LC
2.000%, 05/15/2033	3,711	3,465
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	618	583
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,094	1,976
FHLMC REMIC, Ser 2014-4292, Cl P
3.500%, 03/15/2043	465	451
FHLMC REMIC, Ser 2014-4344, Cl KZ
3.500%, 05/15/2034	5,301	5,106
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	491	479
FHLMC REMIC, Ser 2015-4456, Cl BA
3.000%, 05/15/2044	474	452
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	692	656
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	123	5
FHLMC REMIC, Ser 2015-4535, Cl PA
3.000%, 03/15/2044	1,113	1,073
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	280	34
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	278	264
FHLMC REMIC, Ser 2017-4654, Cl AK
3.000%, 07/15/2044	1,288	1,263
FHLMC REMIC, Ser 2017-4657, Cl PU
3.000%, 09/15/2044	983	959
FHLMC REMIC, Ser 2017-4673, Cl PH
3.500%, 01/15/2045	1,092	1,080
FHLMC REMIC, Ser 2017-4700, Cl HV
3.000%, 09/15/2040	3,480	3,416
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	401	374
FHLMC REMIC, Ser 2017-4740, Cl P
3.000%, 12/15/2047	3,938	3,465
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	429	83
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	1,336	193
FHLMC REMIC, Ser 2020-4996, Cl BI, IO
2.500%, 06/25/2050	3,408	514
FHLMC REMIC, Ser 2020-5010, Cl IE, IO
4.000%, 09/25/2050	1,960	386
FHLMC REMIC, Ser 2020-5018, Cl LW
1.000%, 10/25/2040	1,037	853
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	1,113	1,027
FHLMC REMIC, Ser 2021-5079, Cl CB
1.000%, 02/25/2051	4,445	3,826
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2021-5083, Cl AI, IO
2.500%, 03/25/2051	$2,806	$411
FHLMC REMIC, Ser 2021-5091, Cl IG, IO
3.500%, 04/25/2051	2,243	438
FHLMC REMIC, Ser 2021-5169, Cl IO, IO
3.000%, 09/25/2051	2,777	434
FHLMC REMIC, Ser 2021-5170, Cl DP
2.000%, 07/25/2050	1,638	1,423
FHLMC REMIC, Ser 2021-5183, Cl IC, IO
3.000%, 01/25/2052	2,946	437
FHLMC REMIC, Ser 2022-5213, Cl JH
3.000%, 09/25/2051	1,788	1,689
FHLMC REMIC, Ser 2022-5228, Cl DG
3.500%, 01/25/2046	4,066	3,866
FHLMC REMIC, Ser 2022-5243, Cl AV
5.000%, 06/25/2033	3,171	3,114
FHLMC REMIC, Ser 2022-5263, Cl GA
5.000%, 09/25/2045	2,930	2,901
FHLMC REMIC, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	31	31
FHLMC REMIC, Ser 2023-5320, Cl CI, IO
4.000%, 10/15/2047	2,873	468
FHLMC REMIC, Ser 2024-5413, Cl KV
5.500%, 03/25/2035	6,169	6,224
FHLMC REMIC, Ser 2024-5491, Cl CV
5.500%, 11/25/2035	5,808	5,805
FHLMC REMIC, Ser 2024-5494, Cl FA
4.716%, SOFR30A + 1.100%, 01/25/2055(A)	4,707	4,727
FHLMC REMIC, Ser 2025-5538, Cl AV
5.000%, 04/25/2036	6,824	6,768
FHLMC REMIC, Ser 2025-5558, Cl EA
5.000%, 10/25/2052	4,756	4,718
FHLMC REMIC, Ser 2026-5659, Cl VA
5.000%, 12/25/2038	2,573	2,534
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2017-3, Cl MA
3.000%, 07/25/2056	2,684	2,530
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	2,644	2,475
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	1,337	1,285
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	2,697	2,578
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/26/2058	4,639	4,405
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MV
3.500%, 10/25/2058	788	735

SEI Daily Income Trust	23

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	$3,507	$3,245
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	452	405
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	5,309	4,753
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-3, Cl TT
2.000%, 03/25/2061	888	792
FHLMC Structured Pass-Through Certificates, Ser 2002-42, Cl A5
7.500%, 02/25/2042	134	141
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	1,219	179
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	53	1
FHLMC, Ser 2020-373, Cl 100
1.000%, 10/25/2038	2,951	2,614
FHLMC, Ser 2022-386, Cl C10, IO
2.500%, 02/15/2042	4,402	477
FHLMC, Ser 2022-386, Cl C14, IO
2.500%, 03/15/2052	3,168	462
FHLMC, Ser 2022-389, Cl C35, IO
2.000%, 06/15/2052	3,924	496
FNMA
7.000%, 06/01/2037	1	1
6.500%, 08/01/2035 to 01/01/2036	25	26
6.128%, H15T1Y + 2.165%, 08/01/2029(A)	1	1
6.000%, 07/01/2038 to 05/01/2053	4,828	4,943
5.500%, 06/01/2038 to 06/01/2053	10,664	10,747
5.170%, 02/01/2029	3,325	3,365
5.065%, 12/01/2028	2,440	2,461
5.051%, SOFR30A + 2.155%, 11/01/2055(A)	4,535	4,521
4.500%, 08/01/2031 to 08/01/2044	2,149	2,093
4.000%, 08/01/2026 to 08/01/2051	2,627	2,533
3.500%, 10/01/2027 to 02/01/2045	10,097	9,693
3.000%, 09/01/2027 to 11/01/2036	6,535	6,231
2.960%, 01/01/2027	1,057	1,050
2.500%, 01/01/2028 to 09/01/2036	6,934	6,618
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	522	460
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	3	–
FNMA Interest, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	1,296	239
FNMA Interest, Ser 2022-426, Cl C38, IO
2.000%, 03/25/2052	3,782	472
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest, Ser 2023-429, Cl C3, IO
2.500%, 09/25/2052	$3,639	$565
FNMA Interest, Ser 2023-437, Cl C11, IO
3.000%, 07/25/2052	4,800	866
FNMA Interest, Ser 2023-437, Cl C8, IO
2.500%, 06/25/2052	3,131	474
FNMA or FHLMC TBA
5.000% - 5.500%, 08/15/2041 - 08/15/2056	21,775	21,939
FNMA REMIC, Ser 2002-53, Cl FK
4.131%, SOFR30A + 0.514%, 04/25/2032(A)	17	17
FNMA REMIC, Ser 2005-101, Cl B
5.000%, 11/25/2035	450	451
FNMA REMIC, Ser 2006-76, Cl QF
4.131%, SOFR30A + 0.514%, 08/25/2036(A)	108	107
FNMA REMIC, Ser 2006-79, Cl DF
4.081%, SOFR30A + 0.464%, 08/25/2036(A)	75	74
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	117	120
FNMA REMIC, Ser 2007-64, Cl FB
4.101%, SOFR30A + 0.484%, 07/25/2037(A)	618	615
FNMA REMIC, Ser 2008-16, Cl FA
4.431%, SOFR30A + 0.814%, 03/25/2038(A)	290	291
FNMA REMIC, Ser 2009-110, Cl FD
4.481%, SOFR30A + 0.864%, 01/25/2040(A)	1,543	1,550
FNMA REMIC, Ser 2009-112, Cl FM
4.481%, SOFR30A + 0.864%, 01/25/2040(A)	969	973
FNMA REMIC, Ser 2009-77, Cl ZA
4.500%, 10/25/2039	588	578
FNMA REMIC, Ser 2009-82, Cl FC
4.651%, SOFR30A + 1.034%, 10/25/2039(A)	1,196	1,208
FNMA REMIC, Ser 2009-82, Cl FD
4.581%, SOFR30A + 0.964%, 10/25/2039(A)	1,122	1,131
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	247	245
FNMA REMIC, Ser 2010-56, Cl AF
4.292%, SOFR30A + 0.664%, 06/25/2040(A)	1,017	1,013
FNMA REMIC, Ser 2011-17, Cl ZM
3.500%, 03/25/2031	1,979	1,935
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	136	134
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	52	1

24	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-124, Cl BC
3.000%, 03/25/2042	$839	$823
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	2,000	1,686
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	413	22
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	40	–
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.509%, 05/25/2042(A)	9	1
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	9	–
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	18	–
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	260	9
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	197	194
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	67	66
FNMA REMIC, Ser 2013-121, Cl FA
4.131%, SOFR30A + 0.514%, 12/25/2043(A)	6,694	6,640
FNMA REMIC, Ser 2013-130, Cl FQ
3.931%, SOFR30A + 0.314%, 06/25/2041(A)	873	866
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	224	220
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	142	139
FNMA REMIC, Ser 2013-76, Cl PH
2.500%, 09/25/2042	1,302	1,228
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	117	114
FNMA REMIC, Ser 2013-98, Cl ZA
4.500%, 09/25/2043	4,383	4,240
FNMA REMIC, Ser 2014-50, Cl SC, IO
2.029%, 08/25/2044(A)	559	32
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.977%, 04/25/2055(A)	430	20
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	171	169
FNMA REMIC, Ser 2015-42, Cl AI, IO
2.201%, 06/25/2055(A)	445	22
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	358	349
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	234	19
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	32	1
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	823	786
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2016-3, Cl IN, IO
6.000%, 02/25/2046	$1,298	$176
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	261	247
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	336	62
FNMA REMIC, Ser 2016-95, Cl BC
2.500%, 07/25/2040	1,043	981
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	513	505
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	1,267	216
FNMA REMIC, Ser 2017-69, Cl GA
3.000%, 05/25/2045	877	849
FNMA REMIC, Ser 2018-12, Cl PK
3.000%, 03/25/2046	3,851	3,791
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	1,636	1,545
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	4,387	4,352
FNMA REMIC, Ser 2018-89, Cl CA
4.000%, 06/25/2053	536	535
FNMA REMIC, Ser 2019-38, Cl PC
3.000%, 02/25/2048	528	492
FNMA REMIC, Ser 2019-42, Cl KA
3.000%, 07/25/2049	5,653	5,046
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	821	45
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	1,447	118
FNMA REMIC, Ser 2020-35, Cl AI, IO
3.000%, 06/25/2050	3,002	460
FNMA REMIC, Ser 2020-37, Cl IM, IO
4.000%, 06/25/2050	2,376	453
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	1,170	995
FNMA REMIC, Ser 2020-65, Cl BI, IO
4.000%, 09/25/2050	1,991	370
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	1,858	307
FNMA REMIC, Ser 2020-77, Cl HI, IO
4.000%, 11/25/2050	2,582	518
FNMA REMIC, Ser 2020-85, Cl PI, IO
3.000%, 12/25/2050	3,070	475
FNMA REMIC, Ser 2021-1, Cl MI, IO
3.000%, 02/25/2049	2,498	413
FNMA REMIC, Ser 2021-26, Cl YI, IO
3.500%, 05/25/2050	2,933	511
FNMA REMIC, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	3,862	578
FNMA REMIC, Ser 2021-3, Cl TI, IO
2.500%, 02/25/2051	3,408	563

SEI Daily Income Trust	25

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2021-86, Cl T
2.500%, 09/25/2048	$992	$873
FNMA REMIC, Ser 2021-95, Cl GI, IO
3.000%, 01/25/2052	3,107	480
FNMA REMIC, Ser 2022-22, Cl QH
4.500%, 05/25/2052	4,091	3,947
FNMA REMIC, Ser 2022-5, Cl AB
2.000%, 03/25/2050	1,517	1,283
FNMA REMIC, Ser 2022-72, Cl CB
5.250%, 07/25/2039	3,778	3,767
FNMA REMIC, Ser 2022-75, Cl B
5.500%, 07/25/2047	1,585	1,592
FNMA REMIC, Ser 2023-53, Cl GB
6.000%, 08/25/2044	455	459
FNMA REMIC, Ser 2024-41, Cl DA
5.500%, 12/25/2051	7,006	7,029
FNMA REMIC, Ser 2024-70, Cl FA
4.666%, SOFR30A + 1.050%, 10/25/2054(A)	3,403	3,424
FNMA REMIC, Ser 2025-106, Cl PC
4.750%, 09/25/2054	5,805	5,643
FNMA REMIC, Ser 2025-13, Cl BD
4.750%, 09/25/2051	3,616	3,591
FNMA REMIC, Ser 2025-3, Cl BA
5.500%, 03/25/2052	1,438	1,440
FNMA REMIC, Ser 2025-3, Cl DA
5.500%, 04/25/2052	1,360	1,373
FNMA REMIC, Ser 2025-34, Cl BA
5.000%, 12/25/2051	1,655	1,639
FNMA REMIC, Ser 2026-1, Cl CA
5.000%, 07/25/2047	3,060	3,007
FNMA, Ser 2019-M21, Cl X1, IO
1.452%, 05/25/2029(A)	9,524	228
GNMA
6.500%, 12/15/2037 to 02/20/2039	68	72
6.000%, 02/15/2029 to 06/15/2041	275	284
5.500%, 01/15/2038 to 02/15/2041	650	667
5.000%, 09/15/2039 to 04/15/2041	260	259
4.500%, 09/20/2049	930	885
4.000%, 07/15/2041 to 08/15/2041	37	35
3.500%, 06/20/2046	1,299	1,172
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	1,061	1,059
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	881	167
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	417	69
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	246	243
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	1,254	168
GNMA, Ser 2012-143, Cl XK
2.000%, 12/16/2027	310	307
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-26, Cl GJ
2.500%, 02/20/2027	$206	$205
GNMA, Ser 2012-30, Cl AB
2.250%, 03/20/2027	66	66
GNMA, Ser 2012-34, Cl KA
2.250%, 03/20/2027	79	78
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	58	58
GNMA, Ser 2012-38, Cl GE
2.250%, 03/20/2027	143	143
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	657	623
GNMA, Ser 2013-129, Cl AF
4.184%, TSFR1M + 0.514%, 10/20/2039(A)	2,062	2,055
GNMA, Ser 2013-136, Cl AB
2.000%, 08/20/2027	140	140
GNMA, Ser 2013-157, Cl AE
2.500%, 10/16/2028	2,203	2,169
GNMA, Ser 2013-164, Cl CE
2.000%, 11/16/2028	975	960
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	129	127
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	243	30
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	13	–
GNMA, Ser 2014-129, Cl BA
2.000%, 09/20/2029	867	844
GNMA, Ser 2014-139, Cl KA
2.000%, 09/20/2029	735	717
GNMA, Ser 2014-144, Cl DG
2.000%, 09/16/2029	1,050	1,036
GNMA, Ser 2014-146, Cl GH
2.000%, 09/20/2029	1,386	1,341
GNMA, Ser 2014-149, Cl EA
2.000%, 10/20/2029	213	209
GNMA, Ser 2014-158, Cl A
2.000%, 10/20/2029	803	783
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	101	18
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	64	62
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	534	505
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	921	874
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	2	–
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	608	118
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	448	73

26	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	$129	$127
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	25	–
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	546	23
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	128	3
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	554	62
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	860	149
GNMA, Ser 2016-81, Cl CA
2.250%, 03/16/2045	848	773
GNMA, Ser 2016-91, Cl TJ
2.500%, 07/20/2046	4,244	3,704
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	29	–
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	696	118
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	151	28
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	187	36
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	511	67
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	345	49
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	643	98
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	281	267
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	1,012	945
GNMA, Ser 2018-6, Cl CM
2.500%, 10/20/2046	3,713	3,400
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	1,829	329
GNMA, Ser 2019-132, Cl NA
3.500%, 09/20/2049	1,999	1,835
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	1,109	157
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	1,519	219
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	1,329	273
GNMA, Ser 2020-47, Cl AC
1.500%, 04/16/2050	2,880	2,283
GNMA, Ser 2021-215, Cl KA
2.500%, 10/20/2049	2,420	2,123
GNMA, Ser 2022-124, Cl HA
4.000%, 12/20/2048	1,098	1,066
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2022-34, Cl QJ
3.000%, 02/20/2052	$2,013	$1,851
GNMA, Ser 2022-75, Cl DA
4.000%, 09/20/2047	3,082	3,011
GNMA, Ser 2022-87, Cl CA
2.500%, 09/20/2036	7,644	7,109
GNMA, Ser 2023-112, Cl NA
6.000%, 11/20/2052	695	696
GNMA, Ser 2024-127, Cl KE
2.500%, 04/20/2044	3,596	3,392
Seasoned Loans Structured Transaction Trust, Ser 2023-1, Cl A12
3.250%, 10/25/2033(B)	9,805	9,680

Total Mortgage-Backed Securities
(Cost $413,585) ($ Thousands)		411,122

U.S. TREASURY OBLIGATIONS — 27.5%
U.S. Treasury Notes
3.875%, 07/15/2028	46,800	46,447
3.750%, 04/15/2028	23,775	23,574
3.625%, 08/31/2027	47,275	46,998
3.625%, 08/15/2028	11,775	11,625
3.500%, 10/15/2028 (C)	33,575	33,011

Total U.S. Treasury Obligations
(Cost $162,904) ($ Thousands)		161,655

REPURCHASE AGREEMENT(D) — 5.8%
BNP Paribas
3.650%, dated 07/31/2026 to be repurchased on 08/03/2026, repurchase price $34,310,433 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $19,677,824, 0.000% - 7.500%, 02/01/2027 – 07/20/2056; with a total market value $34,986,000)	34,300	34,300
Total Repurchase Agreement
(Cost $34,300) ($ Thousands)		34,300

Total Investments in Securities — 103.3%
(Cost $610,789) ($ Thousands)		$607,077

SEI Daily Income Trust	27

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

Short-Duration Government Fund (Concluded)

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	426	Sep-2026	$87,857	$87,590	$(267)
U.S. 5-Year Treasury Note	541	Sep-2026	57,781	57,334	(447)
U.S. Long Treasury Bond	2	Sep-2026	221	216	(5)
			145,859	145,140	(719)
Short Contracts
U.S. 10-Year Treasury Note	(780)	Sep-2026	$(84,969)	$(84,240)	$729
Ultra 10-Year U.S. Treasury Notes	(215)	Sep-2026	(23,850)	(23,586)	264
			(108,819)	(107,826)	993
			$37,040	$37,314	$274

Percentages are based on Net Assets of $587,824 ($ Thousands).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2026, the value of these securities amounted to $9,680 ($ Thousands), representing 1.6% of the Net Assets of the Fund.
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of July 31, 2026 was $1,849 ($ Thousands).
(D)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	411,122	–	411,122
U.S. Treasury Obligations	–	161,655	–	161,655
Repurchase Agreement	–	34,300	–	34,300
Total Investments in Securities	–	607,077	–	607,077

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	993	–	–	993
Unrealized Depreciation	(719)	–	–	(719)
Total Other Financial Instruments	274	–	–	274

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

28	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 99.5%
Agency Mortgage-Backed Obligations — 99.5%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.716%, 06/25/2027(A)	$1,463	$6
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.634%, 04/25/2030(A)	550	27
FHLMC Multifamily Structured Pass-Through Certificates, Ser K116, Cl X1, IO
1.402%, 07/25/2030(A)	672	30
FHLMC Multifamily Structured Pass-Through Certificates, Ser K123, Cl X1, IO
0.757%, 12/25/2030(A)	997	27
FHLMC Multifamily Structured Pass-Through Certificates, Ser K1520, Cl X1, IO
0.467%, 02/25/2036(A)	594	19
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.536%, 10/25/2026(A)	1,238	1
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	1	–
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	18	–
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	25	–
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	32	1
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	77	3
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	72	12
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	126
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	152	135
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	123	9
FNMA
8.000%, 03/01/2027 to 09/01/2028	1	1
6.500%, 09/01/2032	10	10
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	71	7
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	1	–
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	13	–
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	25	1
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	69	1
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.977%, 04/25/2055(A)	54	3
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	$42	$8
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	58
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	166	157
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	43
FNMA, Ser 2019-M21, Cl X1, IO
1.452%, 05/25/2029(A)	880	21
FNMA, Ser 2020-M2, Cl X, IO
0.298%, 01/25/2030(A)	715	5
GNMA
8.000%, 05/15/2027 to 03/15/2032	15	16
7.500%, 12/15/2027 to 10/15/2035	15	15
6.500%, 08/15/2027 to 10/15/2038	79	85
6.000%, 04/15/2028 to 11/15/2034	51	51
5.500%, 04/15/2037 to 07/15/2041	313	319
5.000%, 06/15/2033 to 01/20/2045	564	562
4.500%, 08/15/2033 to 08/20/2049	1,015	974
4.000%, 03/20/2040 to 09/20/2048	924	859
3.875%, 05/15/2042 to 08/15/2042	470	434
3.500%, 03/20/2041 to 02/20/2049	1,118	993
3.000%, 11/20/2045 to 12/20/2050	1,066	933
2.500%, 09/20/2045 to 02/20/2052	1,852	1,552
2.000%, 08/20/2050	812	652
GNMA TBA
2.000% - 6.000%, 08/15/2056	106	319
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	187	31
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	153	21
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	159	20
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	38	1
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	12	–
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	20	1
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	100	15
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	106	22
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	167	24
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	16	–
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	355	290
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	69	9

SEI Daily Income Trust	29

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

GNMA Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	$141	$6
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	84	2
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	148	17
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	264	188
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	12	–
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	236	40
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	104	16
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	68	13
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	67	57
GNMA, Ser 2017-163, Cl YA
2.500%, 11/20/2047	225	186
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	162	97
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	121	23
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	$95	$13
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	175	7

Total Mortgage-Backed Securities
(Cost $10,722) ($ Thousands)		9,574

REPURCHASE AGREEMENT(B) — 3.1%
BNP Paribas
3.650%, dated 07/31/2026 to be repurchased on 08/03/2026, repurchase price $300,091 (collateralized by U.S. Government obligations, ranging in par value $800 - $329,960, 2.000% - 7.000%, 07/31/2031 – 03/20/2065; with a total market value $306,000)	300	300
Total Repurchase Agreement
(Cost $300) ($ Thousands)		300

Total Investments in Securities — 102.6%
(Cost $11,022) ($ Thousands)		$9,874

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 10-Year Treasury Note	1	Sep-2026	$110	$108	$(2)
U.S. Ultra Long Treasury Bond	2	Sep-2026	225	220	(5)
			335	328	(7)
Short Contracts
U.S. 5-Year Treasury Note	(1)	Sep-2026	$(107)	$(106)	$1
Ultra 10-Year U.S. Treasury Notes	(2)	Sep-2026	(222)	(220)	2
			(329)	(326)	3
			$6	$2	$(4)

Percentages are based on Net Assets of $9,620 ($ Thousands).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Tri-Party Repurchase Agreement.

30	SEI Daily Income Trust

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	9,574	–	9,574
Repurchase Agreement	–	300	–	300
Total Investments in Securities	–	9,874	–	9,874

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	3	–	–	3
Unrealized Depreciation	(7)	–	–	(7)
Total Other Financial Instruments	(4)	–	–	(4)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust	31

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

July 31, 2026 (Unaudited)

Portfolio Abbreviations

ABS — Asset-Backed Security

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

IO — Interest Only — face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

PLC – Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRINDX — Secured Overnight Financing Rate Index

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield

32	SEI Daily Income Trust

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

July 31, 2026 (Unaudited)

Government Fund
Assets:
Investments, at value†	$5,434,586
Cash and cash equivalents	461,048
Repurchase agreements†	1,787
Cash pledged as collateral on futures contracts	—
Interest receivable	10,373
Receivable for investment securities sold	—
Receivable for fund shares sold	—
Tax reclaim receivable	—
Receivable for variation margin	—
Prepaid expenses	139
Total Assets	5,907,933
Liabilities:
Payable for investment securities purchased	36,900
Income distribution payable	8,689
Administration fees payable	539
Investment advisory fees payable	339
Shareholder servicing fees payable	226
Chief Compliance Officer fees payable	16
Trustees' fees payable	6
Distribution fees payable	1
Payable for fund shares redeemed	—
Payable for variation margin	—
Accrued expense payable	427
Total Liabilities	47,143
Net Assets	$5,860,790
† Cost of investments and repurchase agreements	$5,436,373
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$5,860,563
Total Distributable Earnings (Accumulated Losses)	227
Net Assets	$5,860,790
Net Asset Value, Offering and Redemption Price
Per Share — Class F	N/A

Net Asset Value, Offering and Redemption Price
Per Share — Institutional Class	$1.00
($4,105,793,681 ÷ 4,105,726,130 shares)
Net Asset Value, Offering and Redemption
Price Per Share — Admin Class Shares	$1.00
($7,990,424 ÷ 7,983,003 shares)
Net Asset Value, Offering and Redemption
Price Per Share — Class Y	N/A

Net Asset Value, Offering and Redemption
Price Per Share — Wealth Class Shares	$1.00
($1,747,005,977 ÷ 1,746,940,180 shares)

Amounts designated as "—" are $0 or have been rounded to $0.

N/A — Not applicable.

The accompanying notes are an integral part of the financial statements.

34	SEI Daily Income Trust

Government II Fund	Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund
$1,038,773	$1,364,483	$203,665	$572,777	$9,574
1,719	2,579	767	225	—
—	—	10	34,300	300
—	—	—	—	13
1,317	383	1,069	3,113	44
—	—	—	269	2,762
—	—	77	102	25
—	—	21	—	—
—	—	13	573	2
29	28	3	9	—
1,041,838	1,367,473	205,625	611,368	12,720

4,700	84,630	130	22,305	3,061
1,329	1,119	54	338	6
129	149	24	105	1
43	49	17	48	1
—	—	10	71	2
3	3	1	2	—
1	2	—	1	—
—	—	—	—	—
—	—	80	337	1
—	—	6	281	3
95	95	42	56	25
6,300	86,047	364	23,544	3,100
$1,035,538	$1,281,426	$205,261	$587,824	$9,620
$1,038,773	$1,364,483	$204,532	$610,789	$11,022

$1,035,500	$1,281,399	$213,831	$617,969	$22,937
38	27	(8,570)	(30,145)	(13,317)
$1,035,538	$1,281,426	$205,261	$587,824	$9,620

$1.00	$1.00	$9.32	$10.14	$8.93
($1,035,537,625 ÷ 1,035,595,591 shares)	($1,281,425,885 ÷ 1,281,582,249 shares)	($142,523,435 ÷ 15,284,196 shares)	($558,768,894 ÷ 55,092,091 shares)	($8,436,980 ÷ 945,139 shares)

N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A

N/A	N/A	$9.33	$10.14	$8.93
		($62,737,843 ÷ 6,727,441 shares)	($29,055,056 ÷ 2,865,397 shares)	($1,183,075 ÷ 132,537 shares)

N/A	N/A	N/A	N/A	N/A

SEI Daily Income Trust	35

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended July 31, 2026 (Unaudited)

	Government Fund	Government II Fund
Investment Income:
Interest income	$109,096	$21,705
Total investment income	109,096	21,705
Expenses:
Administration fees	3,539	883
Shareholder servicing fees — Class F	—	1,471
Shareholder servicing fees — Institutional Class	5,134	—
Shareholder servicing fees — Admin Class Shares	11	—
Shareholder servicing fees — Wealth Class Shares	2,306	—
Investment advisory fees	2,085	412
Trustees' fees	94	19
Chief Compliance Officer fees	24	5
Printing fees	122	24
Custodian/Wire agent fees	82	16
Registration fees	75	17
Pricing fees	16	7
Other expenses	242	49
Total expenses	13,730	2,903
Less, waiver of:
Investment advisory fees	—	(147)
Administration fees	(231)	(90)
Shareholder servicing fees - Class F	—	(1,471)
Shareholder servicing fees - Institutional Class	(5,134)	—
Shareholder servicing fees - Admin Class Shares	(4)	—
Shareholder servicing fees - Wealth Class Shares	(922)	—
Net expenses	7,439	1,195
Net Investment Income	101,657	20,510
Net Realized Gain (Loss) on/from:
Investments	137	18
Futures contracts	—	—
Net Realized Gain (Loss)	$137	$18
Net Change in Unrealized Appreciation (Depreciation) on/from:
Investments	—	—
Futures contracts	—	—
Net Change in Unrealized Appreciation (Depreciation)	$—	$—
Net Realized Gain (Loss) and Unrealized Appreciation (Depreciation)	$137	$18
Net Increase (Decrease) in Net Assets Resulting from Operations	$101,794	$20,528

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	SEI Daily Income Trust

Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund
$22,903	$4,210	$12,039	$213
22,903	4,210	12,039	213

926	194	589	10
1,543	165	701	11
—	—	—	—
—	—	—	—
—	—	—	—
432	97	283	5
19	3	9	—
5	1	2	—
26	4	12	—
17	3	8	—
14	2	7	—
5	49	28	12
50	5	19	1
3,037	523	1,658	39

(154)	—	—	—
(83)	(64)	—	(9)
(1,543)	(112)	(257)	—
—	—	—	—
—	—	—	—
—	—	—	—
1,257	347	1,401	30
21,646	3,863	10,638	183

7	(10)	443	15
—	67	(468)	(8)
$7	$57	$(25)	$7

—	(1,195)	(7,807)	(276)
—	(12)	(87)	(2)
$—	$(1,207)	$(7,894)	$(278)
$7	$(1,150)	$(7,919)	$(271)
$21,653	$2,713	$2,719	$(88)

SEI Daily Income Trust	37

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended July 31, 2026 (Unaudited) and the year ended January 31, 2026

	Government Fund
	2/1/26 - 7/31/26	2026
Operations:
Net investment income	$101,657	$249,620
Net realized gain	137	247
Net increase in net assets resulting from operations	101,794	249,867
Distributions:
Class F	N/A	N/A
Institutional Class	(70,830)	(173,060)
Admin Class Shares	(146)	(407)
Wealth Class Shares	(30,454)	(77,425)
Total distributions	(101,430)	(250,892)
Capital Share Transactions (All at $1.00 per share)
Class F:
Proceeds from shares issued	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
Net increase (decrease) from Class F Transactions	N/A	N/A
Institutional Class:
Proceeds from shares issued	19,700,248	43,969,435
Reinvestment of dividends & distributions	19,522	47,108
Cost of shares redeemed	(20,335,411)	(43,260,638)
Net increase (decrease) from Institutional Class Transactions	(615,641)	755,905
Admin Class Shares:
Proceeds from shares issued	5,196	11,814
Reinvestment of dividends & distributions	143	406
Cost of shares redeemed	(7,603)	(13,965)
Net decrease from Admin Class Shares Transactions	(2,264)	(1,745)
Wealth Class Shares:
Proceeds from shares issued	751,414	1,999,044
Reinvestment of dividends & distributions	28,218	73,281
Cost of shares redeemed	(1,012,088)	(2,125,314)
Net decrease from Wealth Class Shares Transactions	(232,456)	(52,989)
Net increase (decrease) in net assets from capital shares transactions	(850,361)	701,171
Net increase (decrease) in net assets	(849,997)	700,146
Net Assets:
Beginning of period	6,710,787	6,010,641
End of period	$5,860,790	$6,710,787

N/A — Not applicable.

The accompanying notes are an integral part of the financial statements.

38	SEI Daily Income Trust

Government II Fund		Treasury II Fund
2/1/26 - 7/31/26	2026	2/1/26 - 7/31/26	2026
$20,510	$58,446	$21,646	$49,314
18	100	7	91
20,528	58,546	21,653	49,405

(20,549)	(58,630)	(21,579)	(49,484)
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
(20,549)	(58,630)	(21,579)	(49,484)

8,869,336	14,675,282	1,053,671	2,825,892
12,104	38,137	14,748	32,301
(9,035,816)	(15,203,620)	(993,452)	(2,588,326)
(154,376)	(490,201)	74,967	269,867

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
(154,376)	(490,201)	74,967	269,867
(154,397)	(490,285)	75,041	269,788

1,189,935	1,680,220	1,206,385	936,597
$1,035,538	$1,189,935	$1,281,426	$1,206,385

SEI Daily Income Trust	39

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended July 31, 2026 (Unaudited) and the year ended January 31, 2026

	Ultra Short Duration Bond Fund
	2/1/26 - 7/31/26	2026
Operations:
Net investment income	$3,863	$8,519
Net realized gain (loss)	57	(245)
Net change in unrealized appreciation (depreciation)	(1,207)	793
Net increase (decrease) in net assets resulting from operations	2,713	9,067
Distributions:
Class F	(2,566)	(5,636)
Class Y	(1,230)	(2,663)
Total distributions	(3,796)	(8,299)
Capital share transactions:
Class F:
Proceeds from shares issued	26,767	26,947
Reinvestment of dividends & distributions	2,248	4,913
Cost of shares redeemed	(16,959)	(40,191)
Net increase (decrease) from Class F transactions	12,056	(8,331)
Class Y:
Proceeds from shares issued	1,026	5,326
Reinvestment of dividends & distributions	1,223	2,648
Cost of shares redeemed	(1,721)	(5,504)
Net increase (decrease) from Class Y transactions	528	2,470
Net Increase (decrease) in net assets from capital share transactions	12,584	(5,861)
Net increase (decrease) in net assets	11,501	(5,093)
Net Assets:
Beginning of period	193,760	198,853
End of period	$205,261	$193,760
Capital Share Transactions:
Class F
Shares issued	2,867	2,880
Reinvestment of distributions	241	524
Shares redeemed	(1,815)	(4,295)
Net increase (decrease) in shares outstanding from Class F Share transactions	1,293	(891)
Class Y
Shares issued	110	569
Reinvestment of distributions	131	283
Shares redeemed	(185)	(588)
Net increase (decrease) in shares outstanding from Class Y Share transactions	56	264
Total increase (decrease) in shares outstanding from share transactions	1,349	(627)

The accompanying notes are an integral part of the financial statements.

40	SEI Daily Income Trust

Short-Duration Government Fund		GNMA Fund
2/1/26 - 7/31/26	2026	2/1/26 - 7/31/26	2026
$10,638	$21,722	$183	$444
(25)	(2,554)	7	(255)
(7,894)	10,292	(278)	805
2,719	29,460	(88)	994

(9,248)	(18,835)	(166)	(416)
(491)	(889)	(26)	(51)
(9,739)	(19,724)	(192)	(467)

49,293	94,879	317	2,130
7,309	14,833	131	350
(57,660)	(138,039)	(1,626)	(7,542)
(1,058)	(28,327)	(1,178)	(5,062)

2,832	8,062	93	66
394	790	25	49
(1,756)	(5,601)	(251)	(130)
1,470	3,251	(133)	(15)
412	(25,076)	(1,311)	(5,077)
(6,608)	(15,340)	(1,591)	(4,550)

594,432	609,772	11,211	15,761
$587,824	$594,432	$9,620	$11,211

4,830	9,302	35	234
717	1,453	14	39
(5,656)	(13,544)	(178)	(828)
(109)	(2,789)	(129)	(555)

277	792	10	7
38	77	3	5
(172)	(550)	(27)	(14)
143	319	(14)	(2)
34	(2,470)	(143)	(557)

SEI Daily Income Trust	41

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2026 (Unaudited) and the years ended January 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income*		Net Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets(1)		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
Institutional Class
2026@	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	1.72%	$4,105,794	0.20%		0.46%	3.46%
2026	1.00	0.04		—	0.04	(0.04)	—	(2)	(0.04)	1.00	4.08	4,721,177	0.21	(3)	0.46	3.99
2025	1.00	0.05		—	0.05	(0.05)	—	(2)	(0.05)	1.00	4.96	3,965,982	0.20		0.23	4.85
2024	1.00	0.05		—	0.05	(0.05)	—	(2)	(0.05)	1.00	4.92	3,811,460	0.20		0.20	4.81
2023(4)	1.00	0.02		—	0.02	(0.02)	—	(2)	(0.02)	1.00	1.69	3,733,579	0.19		0.45	1.51
2022	1.00	—		—	—	— (2)	—	(2)	— (2)	1.00	0.01	9,215,975	0.06		0.44	0.01
Admin Class Shares
2026@	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	1.65%	$7,990	0.35%		0.46%	3.31%
2026(5)	1.00	0.04		—	0.04	(0.04)	—	(2)	(0.04)	1.00	3.93	10,254	0.36	(6)	0.46	3.85
2025	1.00	0.05		—	0.05	(0.05)	—	(2)	(0.05)	1.00	4.81	12,000	0.35		0.46	4.70
2024	1.00	0.05		—	0.05	(0.05)	—	(2)	(0.05)	1.00	4.81	14,705	0.29		0.45	4.69
2023	1.00	0.02		—	0.02	(0.02)	—	(2)	(0.02)	1.00	1.69	21,037	0.19		0.45	1.85
2022	1.00	—		—	—	— (2)	—	(2)	— (2)	1.00	0.01	14,851	0.06		0.44	0.01
Wealth Class Shares
2026@	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	1.65%	$1,747,006	0.35%		0.46%	3.31%
2026(7)	1.00	0.04		—	0.04	(0.04)	—	(2)	(0.04)	1.00	3.93	1,979,356	0.36	(6)	0.46	3.84
2025	1.00	0.05		—	0.05	(0.05)	—	(2)	(0.05)	1.00	4.80	2,032,659	0.35		0.46	4.77
2024	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	4.76	4,513,574	0.35		0.45	4.67
2023(8)	1.00	—	(2)	—	—	— (2)	—		— (2)	1.00	0.14	5,188,157	0.35		0.44	3.74
Government II Fund
Class F
2026@	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	1.75%	$1,035,538	0.20%		0.49%	3.49%
2026	1.00	0.04		—	0.04	(0.04)	—	(2)	(0.04)	1.00	4.07	1,189,935	0.21	(3)	0.49	3.99
2025	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	4.98	1,680,220	0.20		0.50	4.83
2024	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	5.04	2,441,618	0.20		0.49	4.95
2023	1.00	0.02		—	0.02	(0.02)	—	(2)	(0.02)	1.00	1.72	1,790,974	0.19		0.48	1.57
2022	1.00	—		—	—	— (2)	—	(2)	— (2)	1.00	0.01	2,606,717	0.05		0.48	0.01
Treasury II Fund
Class F
2026@	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	1.74%	$1,281,426	0.20%		0.49%	3.51%
2026	1.00	0.04		—	0.04	(0.04)	—	(2)	(0.04)	1.00	4.06	1,206,385	0.21	(3)	0.49	3.98
2025	1.00	0.05		—	0.05	(0.05)	—	(2)	(0.05)	1.00	5.01	936,597	0.20		0.50	4.81
2024	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	5.01	510,720	0.20		0.50	4.91
2023	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.69	494,060	0.19		0.49	1.75
2022	1.00	—		—	—	— (2)	—	(2)	— (2)	1.00	0.02	430,208	0.06		0.49	0.00

*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2026. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	During the year ended January 31, 2022, the Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Funds in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers been excluded the ratio would have been at the expense ratio cap figure. See Note 4 for expense limitation figures.
(2)	Amount represents less than $0.005 per share.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.
(4)	On January 17, 2023, Class F Shares of the Government Fund were renamed Institutional Class Shares.
(5)	On May 31, 2025, Class CAA Shares of the Government Fund were renamed Admin Class Shares.
(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
(7)	On May 31, 2025, Sweep Class Shares of the Government Fund were renamed Wealth Class Shares.
(8)	Commenced operations on January 17, 2023. All ratios for the period have been annualized.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

42	SEI Daily Income Trust

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2026 (Unaudited) and the years ended January 31,

For a share outstanding throughout each year

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
Class F
2026@	$9.38	$0.18	$(0.06)	$0.12	$(0.18)	$(0.18)	$9.32	1.30%	$142,523	0.38%		0.62%	3.97%	35%
2026	9.34	0.40	0.03	0.43	(0.39)	(0.39)	9.38	4.71	131,201	0.39	(1)	0.63	4.30	78
2025	9.28	0.44	0.05	0.49	(0.43)	(0.43)	9.34	5.36	139,006	0.39	(1)	0.63	4.70	60
2024	9.16	0.37	0.12	0.49	(0.37)	(0.37)	9.28	5.50	175,252	0.38		0.63	4.05	75
2023	9.30	0.14	(0.13)	0.01	(0.15)	(0.15)	9.16	0.09	218,987	0.38		0.62	1.49	52
2022	9.38	0.05	(0.07)	(0.02)	(0.06)	(0.06)	9.30	(0.23)	285,651	0.38		0.61	0.53	70
Class Y
2026@	$9.38	$0.19	$(0.06)	$0.13	$(0.18)	$(0.18)	$9.33	1.44%	$62,738	0.30%		0.37%	4.05%	35%
2026	9.34	0.41	0.03	0.44	(0.40)	(0.40)	9.38	4.79	62,559	0.31	(2)	0.38	4.38	78
2025	9.28	0.45	0.04	0.49	(0.43)	(0.43)	9.34	5.44	59,847	0.31	(2)	0.38	4.79	60
2024	9.16	0.38	0.12	0.50	(0.38)	(0.38)	9.28	5.58	59,949	0.30		0.38	4.16	75
2023	9.30	0.15	(0.14)	0.01	(0.15)	(0.15)	9.16	0.18	60,508	0.30		0.37	1.60	52
2022	9.38	0.06	(0.07)	(0.01)	(0.07)	(0.07)	9.30	(0.15)	65,281	0.30		0.36	0.61	70
Short-Duration Government Fund
Class F
2026@	$10.26	$0.18	$(0.13)	$0.05	$(0.17)	$(0.17)	$10.14	0.46%	$558,769	0.48%		0.57%	3.60%	15%
2026	10.10	0.37	0.13	0.50	(0.34)	(0.34)	10.26	4.98	566,505	0.48		0.58	3.63	43
2025	9.97	0.37	0.10	0.47	(0.34)	(0.34)	10.10	4.77	585,518	0.48		0.58	3.73	99
2024	9.88	0.29	0.08	0.37	(0.28)	(0.28)	9.97	3.78	523,940	0.48		0.58	2.99	178
2023	10.29	0.11	(0.39)	(0.28)	(0.13)	(0.13)	9.88	(2.74)	613,217	0.48		0.56	1.06	139
2022	10.56	0.03	(0.22)	(0.19)	(0.08)	(0.08)	10.29	(1.83)	687,332	0.48		0.56	0.25	132
Class Y
2026@	$10.26	$0.19	$(0.14)	$0.05	$(0.17)	$(0.17)	$10.14	0.54%	$29,055	0.32%		0.32%	3.76%	15%
2026	10.09	0.39	0.13	0.52	(0.35)	(0.35)	10.26	5.24	27,927	0.33		0.33	3.78	43
2025	9.96	0.39	0.09	0.48	(0.35)	(0.35)	10.09	4.94	24,254	0.33		0.33	3.89	99
2024	9.88	0.31	0.06	0.37	(0.29)	(0.29)	9.96	3.85	25,133	0.33		0.33	3.14	178
2023	10.29	0.12	(0.39)	(0.27)	(0.14)	(0.14)	9.88	(2.58)	31,416	0.31		0.31	1.22	139
2022	10.56	0.04	(0.21)	(0.17)	(0.10)	(0.10)	10.29	(1.67)	37,581	0.31		0.31	0.42	132
GNMA Fund
Class F
2026@	$9.18	$0.16	$(0.24)	$(0.08)	$(0.17)	$(0.17)	$8.93	(0.92)%	$8,437	0.63%		0.80%	3.51%	13%
2026	8.87	0.29	0.34	0.63	(0.32)	(0.32)	9.18	7.21	9,860	0.64	(3)	0.77	3.24	28
2025	8.98	0.28	(0.11)	0.17	(0.28)	(0.28)	8.87	1.96	14,442	0.64	(4)	0.73	3.10	246
2024	9.10	0.24	(0.11)	0.13	(0.25)	(0.25)	8.98	1.51	43,865	0.63		0.65	2.76	145
2023	10.05	0.18	(0.91)	(0.73)	(0.22)	(0.22)	9.10	(7.23)	47,503	0.63		0.64	1.92	235
2022	10.55	0.05	(0.36)	(0.31)	(0.19)	(0.19)	10.05	(2.97)	71,216	0.62		0.62	0.46	405
Class Y
2026@	$9.18	$0.17	$(0.24)	$(0.07)	$(0.18)	$(0.18)	$8.93	(0.80)%	$1,183	0.38%		0.56%	3.75%	13%
2026	8.87	0.32	0.33	0.65	(0.34)	(0.34)	9.18	7.48	1,351	0.41	(1)	0.54	3.48	28
2025	8.98	0.30	(0.11)	0.19	(0.30)	(0.30)	8.87	2.21	1,319	0.39	(5)	0.49	3.37	246
2024	9.10	0.27	(0.12)	0.15	(0.27)	(0.27)	8.98	1.76	1,324	0.38		0.40	3.01	145
2023	10.05	0.20	(0.90)	(0.70)	(0.25)	(0.25)	9.10	(6.99)	650	0.38		0.39	2.16	235
2022	10.55	0.08	(0.36)	(0.28)	(0.22)	(0.22)	10.05	(2.71)	2,061	0.37		0.37	0.72	405

*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
@	For the six month period ended July 31, 2026. All ratios for the period have been annualized.
(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.62%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.37%.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust	43

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Unaudited)

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with six operational Funds: the Government, Government II, and Treasury II (each a “Fund,” collectively, the “Money Market Funds”), the Ultra Short Duration Bond, Short-Duration Government and GNMA (each a “Fund,” collectively, the “Fixed Income Funds”). The Trust is registered to offer: Admin Class Shares of the Government Fund; Institutional Class Shares of the Government Fund; Class F Shares of the Government II, Treasury II, Ultra Short Duration Bond, Short-Duration Government and GNMA Funds; Class Y Shares of the Fixed Income Funds and Wealth Class Shares of the Government Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Procedures”).

Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Money Market Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on an exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Committee, if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The Procedures provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

44	SEI Daily Income Trust

Securities for which market prices are not “readily available” are valued in accordance with Rule 2a-5 and the Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below).

When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. As of July 31, 2026, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended July 31, 2026, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

SEI Daily Income Trust	45

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026 (Unaudited)

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

It is the Funds’ policy to present the repurchase agreements contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the repurchase agreements contracts. Refer to each Fund’s Schedule of Investments for details regarding repurchase agreements contracts as of July 31, 2026, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fixed Income Funds utilized futures contracts during the six months ended July 31, 2026. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are “marked-to-market” daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding open future contracts as of July 31, 2026, if applicable. The fair value of interest rate futures contracts held in the Fixed Income Funds can be found on the Statements of Assets and Liabilities under the captions Receivable for Variation Margin and Payable for Variation Margin. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation/ depreciation of futures contracts are reported in the respective Fixed Income Funds’ Schedule of Investments. Realized gains or losses on interest rate futures contracts related to the Fixed Income Funds are recognized on the Statements of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Unrealized Gain (Loss) on Futures Contracts.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund’s investment in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the Counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

46	SEI Daily Income Trust

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between the Funds and a counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty. See Note 3 for further details. There were no outstanding swap agreements as of July 31, 2026.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of July 31, 2026.

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

SEI Daily Income Trust	47

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026 (Unaudited)

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO and CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO and CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO and CLO securities as a class.

The risks of an investment in a CDO and CLO depend largely on its class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs and CLOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs and CLOs, allowing a CDO and CLO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments;

(ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs and CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities — Throughout the period, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At July 31, 2026, the Funds did not own any restricted securities except for those designated as 144A on the schedules of investments.

Classes — Class-specific expenses are borne by that class of shares. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

48	SEI Daily Income Trust

The fair value of derivative instruments located on the Statements of Assets and Liabilities as of July 31, 2026 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Ultra Short Duration Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$25	*	Unrealized depreciation on futures contracts	$12	*

Total derivatives not accounted for as hedging instruments		$25			$12

Short-Duration Government Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$993	*	Unrealized depreciation on futures contracts	$719	*

Total derivatives not accounted for as hedging instruments		$993			$719

GNMA Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$3	*	Unrealized depreciation on futures contracts	$7	*

Total derivatives not accounted for as hedging instruments		$3			$7

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended July 31, 2026.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Ultra Short Duration Bond Fund
Interest rate contracts	—	—	67	—	—	67
Total	$—	$—	$67	$—	$—	$67

Short-Duration Government Fund
Interest rate contracts	—	—	(468)	—	—	(468)
Total	$—	$—	$(468)	$—	$—	$(468)

GNMA Fund
Interest rate contracts	—	—	(8)	—	—	(8)
Total	$—	$—	$(8)	$—	$—	$(8)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Ultra Short Duration Bond Fund
Interest rate contracts	—	—	(12)	—	—	(12)
Total	$—	$—	$(12)	$—	$–	$(12)

Short-Duration Government Fund
Interest rate contracts	—	—	(87)	—	—	(87)
Total	$—	$—	$(87)	$—	$–	$(87)

GNMA Fund
Interest rate contracts	—	—	(2)	—	—	(2)
Total	$—	$—	$(2)	$—	$–	$(2)

SEI Daily Income Trust	49

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026 (Unaudited)

The following table discloses the average quarterly balances of the Funds' derivative activity during the year ended July 31, 2026 ($ Thousands):

	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund
Futures Contracts:
Average Notional Balance Long	$2,631	$167,420	$621
Average Notional Balance Short	3,143	102,507	453

The Funds are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared Over the Counter (“OTC”) derivatives.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

4. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”). In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

50	SEI Daily Income Trust

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder services may receive compensation thereof.

Such plans provide fees payable to the Distributor up to the amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Administrator and its affiliates have contractually agreed to waive fees or reimburse expenses for the Class F Shares of the Government II Fund and the Treasury II Fund until May 31, 2027, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees’ fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by a fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser, and Distributor and the expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Expense Limitations
Government Fund
Institutional Class	0.07%	0.25%	0.20%(1)
Admin Class	0.07%	0.25%	0.35%(1)
Wealth Class	0.07%	0.25%	0.35%(1)
Government II Fund
Class F	0.07%	0.25%	0.20%(2)
Treasury II Fund
Class F	0.07%	0.25%	0.20%(2)
Ultra Short Duration Bond Fund
Class F	0.10%(3)	0.25%	0.38%(1)
Class Y	0.10%(3)	—%	0.30%(1)
Short-Duration Government Fund
Class F	0.10%(4)	0.25%	0.48%(1)
Class Y	0.10%(4)	—%	0.33%(1)
GNMA Fund
Class F	0.10%(4)	0.25%	0.63%(1)
Class Y	0.10%(4)	—%	0.38%(1)

(1)	Represents a voluntary cap that may be discontinued at any time.

(2)	Represents a contractual cap effective through May 31, 2027, to be changed only by board approval.

SEI Daily Income Trust	51

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026 (Unaudited)

(3)	The Adviser receives an annual fee equal to 0.10% on the first $500 million of net assets, 0.075% of net assets between $500 million and $1 billion and 0.05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee is calculated based on the net assets of the Ultra Short Duration Bond Fund.

(4)	The Adviser receives an annual fee equal to 0.10% on the first $500 million of net assets, 0.075% of net assets between $500 million and $1 billion and 0.05% on the net assets in excess of $1 billion for the Short-Duration Government and GNMA Funds. The fee is a blended percentage and is calculated based on the combined assets of these Funds.

The following is a summary of annual fees payable to the Administrator:

	Administration Fees
	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Government Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Government II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Treasury II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Ultra Short Duration Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short-Duration Government Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
GNMA Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class F of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time.

Pursuant to the “manager of managers” structure, the Board of Trustees approved BlackRock Advisors, LLC as sub-adviser to the Money Market Funds, MetLife Investment Management, LLC serves as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company LLP serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Adviser. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an inter-fund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Inter-fund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate. For the six months ended July 31, 2026, the Trust has not participated in the Program.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and TBAs, for the six months ended July 31, 2026, were as follows for the Fixed Income Funds:

	U.S. Gov't($ Thousands)	Other($ Thousands)	Total($ Thousands)
Ultra Short Duration Bond Fund
Purchases	$17,899	$42,749	$60,648
Sales	20,577	45,753	66,330
Short-Duration Government Fund
Purchases	149,648	—	149,648
Sales	90,740	—	90,740
GNMA Fund
Purchases	5,882	—	5,882
Sales	1,357	—	1,357

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

52	SEI Daily Income Trust

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to paydown gain/loss reclassification. There is no permanent difference in the current year that would require a charge or credit to distributable earnings or Paid-in Capital accounts.

The tax character of dividends and distributions paid during the fiscal years ended January 31, 2026 or January 31, 2025 (unless otherwise indicated) was as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Government Fund
2026	$250,867	$25	$250,892
2025	386,444	—	386,444
Government II Fund
2026	58,630	—	58,630
2025	69,494	—	69,494
Treasury II Fund
2026	49,484	—	49,484
2025	26,660	—	26,660
Ultra Short Duration Bond Fund
2026	8,299	—	8,299
2025	9,665	—	9,665
Short-Duration Government Fund
2026	19,724	—	19,724
2025	21,559	—	21,559
GNMA Fund
2026	467	—	467
2025	586	—	586

As of January 31, 2026, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Government Fund	$18,553	$24	$—	$—	$—	$—	$(18,714)	$(137)
Government II Fund	3,797	—	—	—	—	—	(3,738)	59
Treasury II Fund	3,617	—	—	—	—	—	(3,664)	(47)
Ultra Short Duration Bond Fund	655	—	(7,775)	—	—	338	(705)	(7,487)
Short-Duration Government Fund	2,230	—	(27,571)	—	—	4,086	(1,870)	(23,125)
GNMA Fund	42	—	(12,155)	—	—	(872)	(52)	(13,037)

The other temporary differences in the current year are primarily attributable to Treasury straddle loss deferral and dividends payable.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2026, the Ultra Short Duration Bond Fund utilized $12,487 of capital loss carryforwards to offset capital gains.

At January 31, 2026, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Ultra Short Duration Bond Fund	$449	$7,326	$7,775
Short-Duration Government Fund	6,835	20,736	27,571
GNMA Fund	5,588	6,567	12,155

During the period ended July 31, 2026, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at July 31, 2026, and net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Fixed Income Funds at July 31, 2026, were as follows:

SEI Daily Income Trust	53

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026 (Unaudited)

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Ultra Short Duration Bond Fund	$204,532	$157	$(1,014)	$(857)
Short-Duration Government Fund	610,789	7,004	(10,716)	(3,712)
GNMA Fund	11,022	282	(1,430)	(1,148)

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of July 31, 2026, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for all open tax years for which the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds did not pay any federal or state and local income taxes. Certain Funds may have paid income taxes in foreign jurisdictions for the year ended January 31, 2026. Taxes paid to specific jurisdictions, if applicable, represent less than 5% of income taxes paid (net of refunds received).

7. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in a fund. Please review each Fund’s prospectus for additional disclosures regarding principal risks associated with investing in a fund.

Asset-Backed Securities Risk — The Ultra Short Duration Bond Fund is subject to asset-backed securities risk, whereas payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Commercial Paper Risk — The Ultra Short Duration Bond Fund is subject to commercial paper risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Risk — The Ultra Short Duration Bond Fund is subject to corporate fixed income risk. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The Funds are all subject to the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fixed Income Funds’ use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fixed Income Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

54	SEI Daily Income Trust

Duration Risk — The longer-term securities in which the Fixed Income Funds may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Extension Risk — The Funds are subject to the risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Foreign Issuer Risk — The Ultra Short Duration Bond Fund is subject to the risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The Money Market Funds’ are subject to the risk that the Fund’s yield will decline due to changing interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, whereas a fall in interest rates typically results in the Fund having to invest available cash in instruments with lower interest rates than those of the current portfolio securities. During periods when interest rates are low, the Fund’s yield will also be low and the Fund may not generate enough income to pay its expenses or pay a daily dividend. This could impair the Fund’s ability to provide a positive yield and maintain a stable $1.00 share price. Fluctuations in interest rates may also have unpredictable effects on the markets and may affect the liquidity of the fixed-income securities held by the Fund.

The Fixed Income Funds’ are subject to the risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. Generally, the value of fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Style Risk — The Fixed Income Funds are subject to the risk that a Funds’ investments in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage Risk — The Fixed Income Funds’ use of derivatives or investments in repurchase agreements may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The Funds are subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Funds’ value may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force the Funds to sell securities into a declining or illiquid market.

Mortgage-Backed Securities Risk — The Fixed Income Funds are subject to mortgage-backed securities risk. Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectations. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by a fund.

SEI Daily Income Trust	55

NOTES TO FINANCIAL STATEMENTS (Concluded)

July 31, 2026 (Unaudited)

Opportunity Risk — The Funds are subject to the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to their investment strategies, the Short-Duration Government Fund and GNMA Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Funds’ performance.

Prepayment Risk — The Fixed Income Funds are subject to the risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Funds to invest the proceeds at generally lower interest rates.

Redemption Risk — The Money Market Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Funds’ ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Funds to suspend redemptions and liquidate completely.

Repurchase Agreement Risk — The Funds are subject to repurchase agreement risk. Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Funds whereby a defaulting counterparty could delay or prevent the Funds’ recovery of collateral.

U.S. Government Securities Risk — The Funds are subject to U.S. Government securities risk. Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

8. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of July 31, 2026, SPTC held of record the following:

Government Fund, Institutional Class	53%
Government Fund, Admin Class	100%
Government Fund, Wealth Class	99%
Government II Fund	100%
Treasury II Fund	100%
Ultra Short Duration Bond Fund, Cl F	97%
Ultra Short Duration Bond Fund, Cl Y	93%
Short-Duration Government Fund, Cl F	97%
Short-Duration Government Fund, Cl Y	44%
GNMA Fund, Cl F	86%
GNMA Fund, Cl Y	99%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

9. SEGMENT REPORTING

The Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Financial Officer serves as the CODM. The CODM reviews Fund-level financial information, including total returns, expense ratios, changes in net assets, schedules of investments, and other performance and profitability reports, to assess the Fund’s operating results. Each Fund is structured as an investment company and represents a single operating segment. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

56	SEI Daily Income Trust

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

SEI Daily Income Trust	57

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Renewal of Investment Advisory Contract.

SEI Daily Income Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment

Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

58	SEI Daily Income Trust

At the December 8-10, 2025 meeting of the Board, the Board approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements already in effect to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and certain Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2025 was held on April 1-3, the Advisory Agreement and certain Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 8-10, 2025 meeting to extend the Advisory Agreement and certain Sub-Advisory Agreements until the March 31-April 2, 2026 meeting. In evaluating whether to approve the extension of the Advisory Agreement and certain Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the March 31-April 2, 2026 meeting, the Board evaluated the Advisory Agreement and the applicable Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 8-10, 2025 meeting. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and the applicable Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap, as well as SIMC’s and its affiliates’ contractual waiver of certain other fees with respect to the Government II and Treasury II Funds to prevent total Fund operating expenses from exceeding a specified cap, and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

SEI Daily Income Trust	59

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Concluded)

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

60	SEI Daily Income Trust

SEI Daily Income Trust / Semi-Annual Financials and Other Information / July 31, 2026

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer and

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-022 (7/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)
Date: October 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)
Date: October 5, 2026

By:	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)
Date: October 5, 2026